UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2003

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds CORE(SM) EQUITY FUNDS Semiannual Report February 28, 2003 Long-term capital growth potential through diversified portfolios of equity investments using CORE, a proprietary quantitative approach to stock selection and portfolio construction.

Goldman Sachs CORE(SM) Equity Funds
GOLDMAN SACHS CORE U.S. EQUITY FUND
GOLDMAN SACHS CORE LARGE CAP GROWTH FUND GOLDMAN SACHS CORE SMALL CAP EQUITY FUND GOLDMAN SACHS CORE LARGE CAP VALUE FUND GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND NOT FDIC-INSURED May Lose Value No Bank Guarantee

GOLDMANSACHS CORE EQUITY FUNDS
Domestic CORE(SM) Investment Process GOLDMAN SACHS’ CORE DOMESTIC INVESTMENT PROCESS
DISCIPLINED STOCK SELECTION
CAREFUL
PORTFOLIO CONSTRUCTION
RESULTS 1 DISCIPLINED STOCK SELECTION
Comprehensive – We calculate expected excess returns for more than 3,500 stocks on a daily basis.
Rigorous – We evaluate stocks based on intuitive investment criteria that have outperformed historically. Objective – Our stock selection process is free from the emotion that can lead to biased investment decisions. 2 CAREFUL PORTFOLIO CONSTRUCTION Our computer optimization process allocates risk to our best investment ideas and constructs funds that neutralize systematic risks and deliver better returns. We use a unique, proprietary risk model that is more precise, more focused and faster to respond because it identifies , tracks and manages risk specific to our process, using daily data. 3 RESULTS Fully invested, well-diversified portfolio that:
Maintains style, sector, risk and capitalization characteristics similar to the benchmark.
Offers broad access to a clearly defined equity universe. Aims to generate excess returns that are positive, consistent, and repeatable.

PORTFOLIO RESULTS
CORE U.S. Equity Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs CORE U.S. Equity Fund during the six-month reporting period that ended February 28, 2003.
Performance Review
Over the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -7.09%, -7.42%, -7.34%, -6.86%, and -7.09%, respectively. These returns compare to the -7.29% cumulative total return of the Fund’s benchmark, the S&P 500 Index.
As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. The world economy continued to be plagued by political uncertainty and financial scandals. The Quantitative Equity Investment Team does not utilize market-timing strategies and typically constructs portfolios to have industry exposures, size, and style characteristics that are very similar to their respective benchmarks. As a result, the Fund was down significantly in absolute terms along with the Index.
The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment. We aim to construct a portfolio of stocks with greater exposure to these stock selection criteria than the benchmark, but with industry exposures, size and style characteristics that are very similar to the Index. Over the six-month reporting period, the Fund was down significantly in absolute terms along with the Index. Relative returns to the CORE themes were mixed for the period. The Fund’s exposure to companies with better quality earnings contributed the most positively for the period versus the benchmark. After good results early in 2002, Profitability exposure detracted in the fourth quarter of 2002 and the beginning of 2003 to become the biggest negative contributor to performance compared to the benchmark, followed by Valuation. The Fund’s exposure to Fundamental Research hurt relative results, while returns to Momentum were essentially flat with the Index.
Portfolio Highlights
During the period, the equity markets were very weak, as evidenced by the fact that total returns were negative in 11 of 13 sectors in the Fund, as compared with 12 of 13 sectors in the Index. The Fund’s best relative performance was in the top-weighted Financials and Utilities sectors. Among the Fund’s most successful holdings were an underweight position in Abbott Laboratories, and overweight positions in Fox Entertainment Group, Inc. and Valero Energy Corp. Based on the weak results from Abbott Laboratories, we eliminated our small position in

PORTFOLIO RESULTS The Goldman Sachs CORE U.S. Equity Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. economy. the stock during the period. The Fund’s holdings in Technology and Consumer Cyclical stocks hurt relative returns the most. Examples of stocks that detracted the most from relative performance were overweight positions in General Motors Corp., R.J. Reynolds Tobacco Holdings, Inc., and Kraft Foods, Inc.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, March 14, 2003

FUND BASICS

CORE[SM] U.S. Equity Fund

as of February 28, 2003

Assets Under Management

$568.6 Million

Number of Holdings

162

NASDAQ SYMBOLS

Class A Shares

GSSQX

Class B Shares

GSSBX

Class C Shares

GSUSX

Institutional Shares

GSELX

Service Shares

GSESX

PERFORMANCE REVIEW

September 1, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]
Class A	-7.09%	-7.29%
Class B	-7.42	-7.29
Class C	-7.34	-7.29
Institutional	-6.86	-7.29
Service	-7.09	-7.29

[1] The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.

[2] The S&P 500 Index (with dividends reinvested) is the Standard & Poor's 500 Composite Stock Price Index of 500 stocks, an unmanaged index of common stock prices. The Index does not reflect any deduction for fees, expenses or taxes.

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	-25.84%	-26.00%	-22.85%	-21.17%	-21.57%
Five Years	-2.46	-2.46	-2.06	-0.92	-1.43
Ten Years	8.10	N/A	N/A	N/A	8.71[4]
Since Inception	7.81 (5/24/91)	4.28 (5/1/96)	-1.12 (8/15/97)	8.01 (6/15/95)	8.32[4] (5/24/91)

[3] The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

[4] Performance data for Service Shares prior to June 7, 1996 (commencement of operations) is that of Class A Shares (excluding the impact of front-end sales charges applicable to Class A Shares since Service Shares are not subject to any sales charges). Performance of Class A Shares of the CORE U.S. Equity Fund reflects the expenses applicable to the Fund's Class A Shares. The fees applicable to Service Shares are different from those applicable to Class A Shares which impact performance ratings and rankings for a class of shares.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[5]

Holding	% of Total Net Assets	Line of Business
Microsoft Corp.	4.1%	Computer Software
Wal-Mart Stores, Inc.	3.7	Department Stores
Exxon Mobil Corp.	3.5	Energy Reserves
Citigroup, Inc.	2.9	Banks
Johnson & Johnson	2.4	Drugs
The Procter & Gamble Co.	2.3	Home Products
Bank of America Corp.	2.3	Banks
Pfizer, Inc.	2.3	Drugs
General Electric Co.	2.2	Financial Services
Dell Computer Corp.	2.0	Computer Hardware

[5] The top 10 holdings may not be representative of the Fund's future investments.

4

PORTFOLIO RESULTS
CORE Large Cap Growth Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs CORE Large Cap Growth Fund during the six-month reporting period that ended February 28, 2003. Performance Review
Over the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -7.84%, -8.26%, -8.26%, -7.62%, and -7.99%, respectively. These returns compare to the -6.72% cumulative total return of the Fund’s benchmark, the Russell 1000 Growth Index.
As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. The world economy continued to be plagued by political uncertainty and financial scandals. The Quantitative Equity Investment Team does not utilize market-timing strategies and typically constructs portfolios to have industry exposures, size, and style characteristics that are very similar to their respective benchmarks. As a result, the Fund was down significantly in absolute terms along with the Index. The Fund’s underperformance versus the benchmark was due to stock selection.
Portfolio Positioning
The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment. We aim to construct a portfolio of stocks with greater exposure to these stock selection criteria than the benchmark, but with industry exposures, size and style characteristics that are very similar to the Index. Over the six-month reporting period, returns to these themes were negative overall. Valuation and Profitability were the hardest hit during the period, despite favorable gains in December 2002. Momentum experienced a sharp downturn in the month of November due to sudden shifts in the market, but came back to add significant value in December and finished slightly negative, along with Fundamental Research. On the upside, return to the Earnings Quality theme posted positive returns, somewhat softening the negative impact felt elsewhere.
Portfolio Highlights
During the period, the Fund was not able to escape the continued weakness in the equity market. In particular, the Fund’s stock selection in Technology, Consumer Non-Cyclicals, and Telecommunications detracted from results. Among the Fund’s least successful holdings were

PORTFOLIO RESULTS
The Goldman Sachs
CORE Large Cap Growth Fund seeks long-term growth of capital, primarily by investing in a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. overweight positions in R.J. Reynolds Tobacco Holdings, Inc., Kraft Foods, Inc., and an underweight position in QUALCOMM, Inc. The Fund’s best relative performers versus the benchmark were stocks in the Financial sector. Examples of stocks that contributed most to relative performance were overweight positions in Symantec Corp. and Fox Entertainment Group, Inc.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, March 14, 2003

FUND BASICS

CORE℠ Large Cap Growth Fund

as of February 28, 2003

Assets Under Management

$326.5 Million

Number of Holdings

160

NASDAQ SYMBOLS

Class A Shares

GLCGX

Class B Shares

GCLCX

Class C Shares

GLCCX

Institutional Shares

GCGIX

Service Shares

GSCLX

PERFORMANCE REVIEW

September 1, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	Russell 1000 Growth Index[2]
Class A	-7.84%	-6.72%
Class B	-8.26	-6.72
Class C	-8.26	-6.72
Institutional	-7.62	-6.72
Service	-7.99	-6.72

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The Russell 1000 Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	-31.05%	-31.23%	-28.34%	-26.73%	-27.18%
Five Years	-5.67	-5.70	-5.31	-4.24	-4.72
Ten Years	7.85[4]	N/A	N/A	8.65[4]	8.33[4]
Since Inception	8.14[4] (11/11/91)	-1.61 (5/1/97)	-4.49 (8/15/97)	8.91[4] (11/11/91)	8.63[4] (11/11/91)

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

[4] *Performance data for Institutional and Service Shares prior to May 1, 1997 (commencement of operations) is that of Class A Shares. Class A Share performance for such period is that of a predecessor separate account (which converted into Class A Shares) adjusted to reflect the higher fees and expenses applicable to the Fund's Class A Shares. Although the predecessor separate account was managed by Goldman Sachs Asset Management in a manner and pursuant to investment objectives in all material respects equivalent to management and investment objectives of the CORE Large Cap Growth Fund, the separate account was not registered under the Investment Company Act of 1940 (the "Act") and was not subject to certain investment restrictions imposed by the Act. If it had registered under the Act, performance might have been adversely affected. The fees applicable to Institutional and Service Shares are different from those applicable to Class A Shares, which impacts performance ratings and rankings for a class of shares.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[5]

Holding	% of Total Net Assets	Line of Business
Johnson & Johnson	5.0%	Drugs
General Electric Co.	4.6	Financial Services
Wal-Mart Stores, Inc.	4.3	Department Stores
Pfizer, Inc.	4.1	Drugs
Microsoft Corp.	4.0	Computer Software
Merck & Co., Inc.	2.9	Drugs
Dell Computer Corp.	2.6	Computer Hardware
The Procter & Gamble Co.	2.2	Home Products
QUALCOMM, Inc.	1.8	Electronic Equipment
American Express Co.	1.7	Financial Services

[5] *The top 10 holdings may not be representative of the Fund's future investments.*

7

PORTFOLIO RESULTS
CORE Small Cap Equity Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs CORE Small Cap Equity Fund during the six-
month reporting period that ended February 28, 2003.
Performance Review
Over the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -8.87%, -9.23%, -9.21%, -8.62%, and -8.92%, respectively. These returns compare to the -7.09% cumulative total return of the Fund’s benchmark, the Russell 2000 Index.
As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. The world economy continued to be plagued by political uncertainty and financial scandals. The Quantitative Equity Investment Team does not utilize market-timing strategies and typically constructs portfolios to have industry exposures, size, and style characteristics that are very similar to their respective benchmarks. As a result, the Fund was down significantly in absolute terms along with the Index. The Fund’s underperformance versus the benchmark was due to stock selection.
Portfolio Positioning
The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment. We aim to construct a portfolio of stocks with greater exposure to these stock selection criteria than the benchmark, but with industry exposures, size and style characteristics that are very similar to the Index.
Over the six-month reporting period, returns to the CORE themes were mixed. The Fund’s Valuation exposure was the least successful compared with the benchmark. Momentum, the second most negative contributor to relative returns, was unable to recover fully from the sharp downturn in the month of November due to sudden shifts in the market. Fundamental Research was essentially flat, while Profitability contributed more positively versus the benchmark. Of the CORE themes, Earnings Quality added the most relative value over the six-month period.
Portfolio Highlights
During the period, the Fund was not able to escape the overall weakness in the equity market. In particular, the Fund’s holdings in the Financial and Consumer Non-Cyclicals sectors detracted the most from results. Among the Fund’s least successful holdings were overweight

PORTFOLIO RESULTS
The Goldman Sachs CORE Small Cap Equity Fund seeks long-term capital growth by investing primarily in a broadly diversified portfolio of equity investments in U.S. issuers that are included in the Russell 2000 Index at the time of investment. positions in FelCor Lodging Trust, Inc., The Great Atlantic & Pacific Tea Co., Inc., and Visteon Corp. The Fund’s best relative performers versus the benchmark were stocks in the Consumer Cyclicals and Industrials sectors. Examples of stocks that contributed most to relative performance were overweight positions in Allen Telecom, Inc., IDEXX Laboratories, Inc., and Benchmark Electronics, Inc.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, March 14, 2003

FUND BASICS

CORE℠ Small Cap Equity Fund

as of February 28, 2003

Assets Under Management

$203.0 Million

Number of Holdings

467

NASDAQ SYMBOLS

Class A Shares

GCSAX

Class B Shares

GCSBX

Class C Shares

GCSCX

Institutional Shares

GCSIX

Service Shares

GCSSX

PERFORMANCE REVIEW

September 1, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	Russell 2000 Index[2]
Class A	-8.87%	-7.09%
Class B	-9.23	-7.09
Class C	-9.21	-7.09
Institutional	-8.62	-7.09
Service	-8.92	-7.09

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charge.*

[2] *The Russell 2000 Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000 Index. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	-20.81%	-20.91%	-17.63%	-15.77%	-16.17%
Five Years	-1.72	-1.70	-1.27	-0.17	-0.66
Since Inception (8/15/97)	-0.17	-0.03	0.19	1.29	0.81

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[4]

Holding	% of Total Net Assets	Line of Business
Avid Technology, Inc.	1.0%	Computer Software
Anixter International, Inc.	1.0	Electronic Equipment
IDEXX Laboratories, Inc.	1.0	Drugs
Cephalon, Inc.	0.9	Biotechnology
LandAmerica Financial Group, Inc.	0.9	Property/Casualty Insurance
HRPT Properties Trust	0.9	Equity REIT
Carlisle Cos., Inc.	0.8	Chemicals
Western Digital Corp.	0.8	Computer Hardware
Brookline Bancorp, Inc.	0.8	Banks
Independence Community Bank Corp.	0.8	Banks

[4] *The top 10 holdings may not be representative of the Fund's future investments.*

10

PORTFOLIO RESULTS
CORE Large Cap Value Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs CORE Large Cap Value Fund during the six-
month reporting period that ended February 28, 2003.
Performance Review
Over the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -8.53%, -8.84%, -8.83%, -8.34%, and -8.55%, respectively. These returns compare to the -7.80% cumulative total return of the Fund’s benchmark, the Russell 1000 Value Index.
As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. The world economy continued to be plagued by political uncertainty and financial scandals. The Quantitative Equity Investment Team does not utilize market-timing strategies and typically constructs portfolios to have industry exposures, size, and style characteristics that are very similar to their respective benchmarks. As a result, the Fund was down significantly in absolute terms along with the Index. The Fund’s underperformance verses the benchmark was due to stock selection.
Portfolio Positioning
The CORE investment process analyzes each stock based upon its Valuation and Momentum characteristics, Earnings Quality and Profitability, as well as a Fundamental Research assessment. We aim to construct a portfolio of stocks with greater exposure to these stock selection criteria than the benchmark, but with industry exposures, size and style characteristics that are very similar to the Index. Over the six-month reporting period, returns to the various themes were mixed. The Fund’s Valuation exposure was the biggest negative contributor to returns relative to the benchmark, losing ground every month in the reporting period except November and December 2002. Profitability also struggled, though less significantly. Fundamental Research was flat for the period, as was Momentum. Earnings Quality was the only theme to contribute positively to relative returns.
Portfolio Highlights
During the period, the Fund was not able to escape the continued weakness in the equity market. In particular, stock selection in the poor performing Health Care and Consumer NonCyclicals sectors detracted from results. Among the Fund’s least successful holdings were overweight positions in The Goodyear Tire & Rubber Co., R.J. Reynolds Tobacco Holdings,

PORTFOLIO RESULTS
The Goldman Sachs
CORE Large Cap Value Fund seeks long-term growth of capital and dividend income by investing in a broadly diversified portfolio of equity investments in large-cap U.S. issuers that are selling at low to modest valuations relative to general market measures.
Inc., and Visteon Corp. While overall the Fund’s Financial holdings fell in value, its holding in this area outperformed those in the benchmark the most on a relative basis. Examples of stocks that contributed most to relative performance were overweight positions in Fox Entertainment Group, Inc. and Rockwell Automation, Inc.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, March 14, 2003

FUND BASICS

CORE℠ Large Cap Value Fund

as of February 28, 2003

Assets Under Management

$173.1 Million

Number of Holdings

160

NASDAQ SYMBOLS

Class A Shares

GCVAX

Class B Shares

GCVBX

Class C Shares

GCVCX

Institutional Shares

GCVIX

Service Shares

GCLSX

PERFORMANCE REVIEW

September 1, 2002–February 28, 2003	Fund Total Return (based on NAV)[1]	Russell 1000 Value Index[2]
Class A	-8.53%	-7.80%
Class B	-8.84	-7.80
Class C	-8.83	-7.80
Institutional	-8.34	-7.80
Service	-8.55	-7.80

[1] *The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund's performance assumes the reinvestment of dividends and other distributions. The Fund's performance does not reflect the deduction of any applicable sales charges.*

[2] *The Russell 1000 Value Index (inception date 1/1/99) is an unmanaged market capitalization weighted index of the 1,000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The Index figures do not reflect any deduction for fees, expenses or taxes.*

STANDARDIZED TOTAL RETURNS[3]

For the period ended 12/31/02	Class A	Class B	Class C	Institutional	Service
One Year	-22.71%	-22.91%	-19.63%	-17.89%	-18.29%
Since Inception (12/31/98)	-4.52	-4.42	-3.88	-2.82	-3.27

[3] *The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.*

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP 10 HOLDINGS AS OF 2/28/03[4]

Holding	% of Total Net Assets	Line of Business
Exxon Mobil Corp.	6.2%	Energy Reserves
Bank of America Corp.	3.7	Banks
Wells Fargo & Co.	2.8	Banks
Citigroup, Inc.	2.7	Banks
Verizon Communications, Inc.	2.2	Telephone
Wachovia Corp.	2.1	Banks
Hewlett-Packard Co.	2.0	Computer Hardware
The Procter & Gamble Co.	1.7	Home Products
Comcast Corp. Class A	1.5	Media
AOL Time Warner, Inc.	1.5	Media

[4] *The top 10 holdings may not be representative of the Fund's future investments.*

13

GOLDMAN SACHS CORE EQUITY FUNDS

International CORE℠ Investment Process

GOLDMAN SACHS' CORE INTERNATIONAL INVESTMENT PROCESS


1
DISCIPLINED GLOBAL STOCK SELECTION (Bottom-up)
2
DISCIPLINED GLOBAL COUNTRY CURRENCY SELECTION (Top-down)
3
CAREFUL PORTFOLIO CONSTRUCTION
4
RESULTS

1 DISCIPLINED GLOBAL STOCK SELECTION (Bottom-up)

- **Comprehensive** – We calculate expected excess returns for more than 3,500 stocks on a daily basis.
- **Rigorous** – We evaluate stocks based on intuitive investment criteria that have outperformed historically.
- **Objective** – Our stock selection process is free from emotion that can lead to biased investment decisions.

2 DISCIPLINED GLOBAL COUNTRY CURRENCY SELECTION (Top-down)

- We actively manage exposures to global equity markets and currencies while seeking to maximize the return potential of our investment criteria.

3 CAREFUL PORTFOLIO CONSTRUCTION

- We use unique, proprietary risk models for stock, country and currency selection that are more precise, more focused and faster to respond to the changing market environment.

4 RESULTS

Fully invested, well-diversified International portfolio that:

- Blends top-down market views with bottom-up stock selection.
- Maintains style, sector, risk and capitalization characteristics similar to the benchmark.
- Aims to achieve excess returns by taking intentional country and currency bets and many small diversified stock positions.

14

PORTFOLIO RESULTS
CORE International Equity Fund
Dear Shareholder,
This report provides an overview of the performance of the Goldman Sachs CORE International Equity Fund for the
six-month reporting period that ended February 28, 2003.
Performance Review
Over the six-month period that ended February 28, 2003, the Fund’s Class A, B, C, Institutional, and Service Shares generated cumulative total returns, without sales charges, of -13.37%, -13.51%, -13.57%, -13.05%, and -13.30%, respectively. These returns compare to the -10.97% cumulative total return of the Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australia, Far East (EAFE) Index.
As these returns indicate, it has been a difficult investment environment and the Fund was unable to avoid the weakness that permeated the financial markets. The world economy continued to be plagued by political uncertainty and financial scandals. The Quantitative Equity Investment Team does not utilize market-timing strategies and typically constructs portfolios to have industry exposures, size, and style characteristics that are very similar to their respective benchmarks. As a result, the Fund was down significantly in absolute terms along with the Index. In addition, the Fund underperformed its benchmark. This was largely due to stock selection in the Financials sector and weakness from many of the Fund’s stocks in the UK and France.
Regional Allocations
In general, the Fund’s country tilts detracted slightly from results, with an underweight position in Switzerland hurting the most. On the positive side, an overweight position in Germany boosted relative returns the most, as well as an underweight position in the UK.
Sector Allocations
Our strategy remains sector-neutral within countries, so that sector tilts that occur within the Fund are a result of our country allocation decisions. During the period, the Fund’s holdings in the Financials sector generated the weakest results relative to the benchmark, followed at a distance by Services. The Fund’s strongest sector compared with the benchmark was Consumer Goods. While the Materials sector generated negative returns for both the Index and within the Fund, the Fund’s holdings in this area outperformed those in the benchmark on a relative basis.

PORTFOLIO RESULTS
The Goldman Sachs
CORE International Equity Fund seeks long-term growth of capital by investing in a broadly diversified portfolio of equity investments in large-cap companies that are organized or whose securities are principally traded outside the United States. Stock Selection
Overall, stock selection within countries contributed positively to performance compared to the benchmark, although both the Fund and the Index were down considerably in absolute terms. Stock selection versus the Fund’s benchmark peers was by far the most successful in the top-weighted Japan. The Fund’s holdings in Germany also modestly outpaced its peers in the benchmark. On the downside, weaker stock selection in the UK and France offset some of those gains.
We thank you for your investment and look forward to your continued confidence.
Goldman Sachs Quantitative Equity Investment Team
New York, March 14, 2003

FUND BASICS
CORE(SM) International Equity Fund
as of February 28, 2003 Assets Under Management
$193.5 Million Number of Holdings 299 N A S D A Q S Y M B O L S Class A Shares GCIAX Class B Shares GCIBX Class C Shares GCICX Institutional Shares GCIIX Service Shares GCISX PERFORMANCE REVIEW Fund Total Return
September 1, 2002–February 28, 2003 (based on NAV)1 MSCI EAFE Index2
Class A -13.37% -10.97% Class B -13.51 -10.97 Class C -13.57 -10.97 Institutional -13.05 -10.97 Service -13.30 -10.97
1The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges. 2The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (unhedged, with dividends reinvested) is a market capitalization weighted composite of securities in 21 developed markets. The Index figures do not reflect any deduction for fees, expenses or taxes.
STANDARDIZED TOTAL RETURNS(3) For the period ended 12/31/02 Class A Class B Class C Institutional Service
One Year -19.14% -19.11% -15.66% -13.89% -14.38% Five Years -4.37 -4.11 -3.74 -2.63 -3.11
Since Inception -6.37 -5.98 -5.80 -4.75 -5.21 (8/15/97)
3The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares, the assumed contingent deferred sales charge for Class B Shares (5% maximum declining to 0% after six years) and the assumed contingent deferred sales charge for Class C Shares (1% if redeemed within 12 months of purchase). Because Institutional and Service Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns. Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
TOP 10 HOLDINGS AS OF 2/28/03(4) Holding % of Total Net Assets Line of Business BP PLC 2.8% Energy Sources
Sony Corp. 2.0 Appliances & Household Durables BASF AG 1.7 Chemicals Barclays PLC 1.7 Banking Unilever NV 1.6 Food & Household Products Sankyo Co. Ltd. 1.5 Health & Personal Care Vodaphone Group PLC 1.5 Telecommunications Alps Electric Co. Ltd. 1.4 Electronic Components & Instruments E.On AG 1.4 Utilities – Electrical & Gas Toyota Motor Corp. 1.4 Automobiles
4 The top 10 holdings may not be representative of the Fund’s future investments.

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on May 24, 1991 (commencement of operations) in Class A Shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE U.S. Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Standard and Poor’s 500 Index (with dividends reinvested) (“S&P 500 Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

CORE US Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 24, 1991 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	Ten Years	Five Years	One Year	Six Months (a)

Class A (commenced May 24, 1991)
Excluding sales charges	7.86%	8.07%	-3.62%	-21.59%	-7.09%
Including sales charges	7.35%	7.45%	-4.70%	-25.89%	-12.18%

Class B (commenced May 1, 1996)
Excluding contingent deferred sales charges	3.58%	n/a	-4.31%	-22.15%	-7.42%
Including contingent deferred sales charges	3.58%	n/a	-4.70%	-26.05%	-12.05%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-1.78%	n/a	-4.30%	-22.11%	-7.34%
Including contingent deferred sales charges	-1.78%	n/a	-4.30%	-22.89%	-8.27%

Institutional Class (commenced June 15, 1995)	7.31%	n/a	-3.21%	-21.25%	-6.86%

Service Class (commenced June 7, 1996)	3.89%	n/a	-3.69%	-21.64%	-7.09%

(a)	Not annualized.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments

February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 100.1%

Airlines – 0.1%
47,900	Southwest Airlines Co.	$578,153

Apparel & Textiles – 0.1%
17,000	V. F. Corp.	575,450

Banks – 9.8%
33,980	Associated Banc-Corp.	1,175,368
191,362	Bank of America Corp.	13,249,905
496,800	Citigroup, Inc.	16,563,312
95,800	SunTrust Banks, Inc.	5,388,750
220,400	U.S. Bancorp	4,610,768
260,900	Wachovia Corp.	9,256,732
119,900	Wells Fargo & Co.	5,437,465

		55,682,300

Biotechnology – 2.6%
21,500	Affymetrix, Inc.*	567,600
75,292	Amgen, Inc.*	4,113,955
106,100	Applera Corp. – Applied Biosystems Group*	1,946,935
11,300	Cephalon, Inc.*	544,095
68,700	Chiron Corp.*	2,508,924
129,500	Gilead Sciences, Inc.*	4,403,000
102,900	Millennium Pharmaceuticals, Inc.*	736,764

		14,821,273

Chemicals – 1.1%
9,700	Avery Dennison Corp.	556,780
12,800	Ecolab, Inc.	627,840
41,800	Monsanto Co.	686,356
116,700	Sherwin-Williams Co.	3,115,890
19,500	The Lubrizol Corp.	564,135
13,500	The Valspar Corp.	552,690

		6,103,691

Clothing Stores – 0.2%
61,500	Limited Brands	730,620
31,000	The TJX Companies, Inc.	498,170

		1,228,790

Computer Hardware – 4.7%
109,500	Cisco Systems, Inc.*	1,530,810
411,900	Dell Computer Corp.*	11,104,824
540,685	Hewlett-Packard Co.	8,569,857
70,100	Lexmark International, Inc.*	4,374,941
24,900	Storage Technology Corp.*	575,937
69,500	Xerox Corp.*	625,500

		26,781,869

Computer Software – 6.0%
75,900	Electronic Arts, Inc.*	4,007,520
52,300	International Business Machines Corp.	4,076,785
988,600	Microsoft Corp.	23,429,820
175,500	Oracle Corp.*	2,098,980
58,100	Unisys Corp.*	538,006

		34,151,111

Consumer Durables – 0.1%
16,600	Whirlpool Corp.	817,716

Defense & Aerospace – 0.7%
35,100	ITT Industries, Inc.	1,973,673
34,000	United Technologies Corp.	1,991,720

		3,965,393

Department Stores – 4.6%
82,800	Dillard’s, Inc.	1,155,060
32,400	Family Dollar Stores, Inc.	914,328
22,700	Federated Department Stores, Inc.*	578,850
118,700	J. C. Penney Co., Inc. (Holding Co)	2,356,195
439,500	Wal-Mart Stores, Inc.	21,122,370

		26,126,803

Drugs – 10.3%
80,825	AmerisourceBergen Corp.	4,445,375
132,850	Cardinal Health, Inc.	7,610,977
261,000	Johnson & Johnson	13,689,450
208,900	McKesson Corp.	5,565,096
193,600	Merck & Co., Inc.	10,212,400
439,150	Pfizer, Inc.	13,095,453
96,000	Pharmacia Corp.	3,966,720

		58,585,471

Electric Utility – 2.1%
27,600	American Electric Power Co., Inc.	601,128
13,100	Consolidated Edison, Inc.	510,900
70,300	Edison International*	868,908
141,400	Entergy Corp.	6,440,770
13,900	FPL Group, Inc.	778,539
135,900	PG&E Corp.*	1,732,725
26,000	Progress Energy, Inc.	1,011,400

		11,944,370

Electronic Equipment – 2.0%
97,100	Agilent Technologies, Inc.*	1,281,720
323,600	Motorola, Inc.	2,724,712
200,500	QUALCOMM, Inc.*	6,933,290
154,000	Solectron Corp.*	485,100

		11,424,822

Energy Reserves – 5.2%
151,113	ConocoPhillips	7,661,429
583,816	Exxon Mobil Corp.	19,861,420
68,300	Occidental Petroleum Corp.	2,042,170

		29,565,019

Entertainment – 1.5%
231,206	Viacom, Inc. Class B*	8,584,679

Environmental Services – 0.5%
55,900	Allied Waste Industries, Inc.*	461,175
117,000	Waste Management, Inc.	2,328,300

		2,789,475

Equity REIT – 0.2%
54,900	Equity Office Properties Trust	1,346,697

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Financial Services – 4.5%
217,000	American Express Co.	$7,286,860
45,800	Countrywide Financial Corp.	2,445,262
13,200	Freddie Mac	721,380
512,200	General Electric Co.	12,318,410
51,700	MBNA Corp.	716,045
17,400	SLM Corp.	1,895,730

		25,383,687

Food & Beverages – 3.7%
233,301	Archer-Daniels-Midland Co.	2,542,981
22,800	ConAgra Foods, Inc.	525,996
162,600	Kraft Foods, Inc.	4,814,586
15,400	PepsiCo, Inc.	590,128
96,600	SUPERVALU, INC.	1,344,672
241,000	SYSCO Corp.	6,535,920
41,400	The Coca-Cola Co.	1,665,108
326,000	Tyson Foods, Inc.	2,999,200

		21,018,591

Forestry and Paper – 0.2%
31,500	International Paper Co.	1,103,445

Gold – 0.1%
33,600	Freeport-McMoRan Copper & Gold, Inc.*	571,872

Heavy Electrical Equipment – 0.7%
28,700	3M Co.	3,598,119
12,000	Emerson Electric Co.	564,840

		4,162,959

Heavy Machinery – 0.4%
48,200	Deere & Co.	1,994,516

Home Products – 4.2%
82,800	Avon Products, Inc.	4,305,600
50,900	Colgate-Palmolive Co.	2,560,779
13,700	Fortune Brands, Inc.	600,608
71,700	The Clorox Co.	3,033,627
161,900	The Procter & Gamble Co.	13,253,134

		23,753,748

Industrial Parts – 0.3%
31,500	W.W. Grainger, Inc.	1,449,945

Information Services – 1.2%
142,700	Moody’s Corp.	6,293,070
27,200	Viad Corp.	568,480

		6,861,550

Internet – 0.5%
37,300	eBay, Inc.*	2,925,066

Leisure – 1.0%
165,000	Eastman Kodak Co.	4,884,000
11,100	Polaris Industries, Inc.	537,240

		5,421,240

Life/ Health Insurance – 2.9%
118,300	Aetna, Inc.	4,982,796
114,400	MetLife, Inc.	2,993,848
24,400	Nationwide Financial Services, Inc.	592,920
46,800	Principal Financial, Inc.	1,290,276
224,900	Prudential Financial, Inc.	6,753,747

		16,613,587

Media – 3.5%
757,450	AOL Time Warner, Inc.*	8,574,334
16,600	Clear Channel Communications, Inc.*	606,066
169,821	Comcast Corp. Class A*	4,962,170
209,800	Fox Entertainment Group, Inc.*	5,607,954

		19,750,524

Medical Products – 1.9%
167,600	Boston Scientific Corp.*	7,402,892
79,100	Zimmer Holdings, Inc.*	3,511,249

		10,914,141

Medical Services – 1.0%
25,600	Anthem, Inc.*	1,526,016
51,300	UnitedHealth Group, Inc.	4,252,770

		5,778,786

Mining & Metals – 0.2%
12,700	Ball Corp.	676,656
45,600	United States Steel Corp.	529,872

		1,206,528

Motor Vehicles & Parts – 2.6%
210,100	AutoNation, Inc.*	2,779,623
197,200	General Motors Corp.	6,659,444
68,000	Johnson Controls, Inc.	5,301,280

		14,740,347

Oil Refining – 0.6%
92,700	Valero Energy Corp.	3,616,227

Oil Services – 1.3%
44,800	Halliburton Co.	907,648
278,500	Transocean, Inc.*	6,321,950

		7,229,598

Property/ Casualty Insurance – 2.9%
65,512	Allstate Corp.	2,072,145
26,800	American Financial Group, Inc.	531,444
95,889	American International Group, Inc.	4,726,369
29,800	Cincinnati Financial Corp.	1,056,112
22,200	Fidelity National Financial, Inc.	728,826
143,100	Loews Corp.	6,254,901
77,166	Travelers Property Casualty Corp. Class B	1,226,939

		16,596,736

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Publishing – 0.9%
20,100	Banta Corp.	$572,649
35,500	Deluxe Corp.	1,430,650
26,900	R.R. Donnelley & Sons Co.	491,194
44,900	The McGraw-Hill Cos., Inc.	2,525,176

		5,019,669

Restaurants – 0.2%
46,000	Starbucks Corp.*	1,078,700

Securities & Asset Management – 2.8%
45,600	Franklin Resources, Inc.	1,489,752
139,100	John Hancock Financial Services, Inc.	3,908,710
39,300	Lehman Brothers Holdings, Inc.	2,176,041
66,700	Merrill Lynch & Co., Inc.	2,273,136
99,800	The Bear Stearns Companies, Inc.	6,251,472

		16,099,111

Semiconductors – 2.8%
255,300	Arrow Electronics, Inc.*	3,671,214
313,200	Avnet, Inc.*	3,225,960
397,700	Intel Corp.	6,860,325
100,000	LSI Logic Corp.*	444,000
60,200	SanDisk Corp.*	1,004,136
57,100	Vishay Intertechnology, Inc.*	576,710

		15,782,345

Specialty Retail – 1.7%
101,300	CVS Corp.	2,522,370
104,500	Office Depot, Inc.*	1,226,830
281,800	Staples, Inc.*	4,877,958
51,900	Williams-Sonoma, Inc.*	1,208,232

		9,835,390

Telephone – 3.2%
59,515	AT&T Corp.	1,103,408
31,200	BCE, Inc.	584,688
245,800	Qwest Communications International, Inc.*	879,964
23,022	SBC Communications, Inc.	478,858
429,500	Sprint Corp.	5,454,650
275,118	Verizon Communications, Inc.	9,513,580

		18,015,148

Thrifts – 0.4%
60,600	Washington Mutual, Inc.	2,092,518

Tobacco – 1.0%
14,900	Altria Group, Inc.	575,885
27,300	Loews Corp. – Carolina Group	584,220
117,100	R.J. Reynolds Tobacco Holdings, Inc.	4,673,461

		5,833,566

Truck/ Sea/ Air Freight – 0.7%
41,400	Airborne, Inc.	581,256
67,900	FedEx Corp.	3,490,060

		4,071,316

Wireless Telecommunications – 0.9%
53,900	ALLTEL Corp.	2,340,338
206,442	AT&T Wireless Services, Inc.*	1,220,072
44,700	Nextel Communications, Inc.*	629,376
49,200	United States Cellular Corp.*	1,198,020

		5,387,806

TOTAL COMMON STOCKS
(Cost $596,303,743)		$569,381,744

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $596,303,743)		$569,381,744

Securities Lending Collateral – 1.3%

6,955,000	Boston Global Investment Trust –	$6,955,000
	Enhanced Portfolio

TOTAL SECURITIES LENDING COLLATERAL
(Cost $6,955,000)		$6,955,000

TOTAL INVESTMENTS
(Cost $603,258,743)		$576,336,744

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on May 1, 1997 (commencement of operations) in Class A Shares (maximum sales charge of 5.5%) of the Goldman Sachs CORE Large Cap Growth Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 1000 Growth Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class B, Class C, Institutional and Service Shares will vary from Class A Shares due to differences in fees and loads.

CORE Large Cap Growth Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested May 1, 1997 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	Five Years	One Year	Six Months (a)

Class A (commenced May 1, 1997)
Excluding sales charges	-1.32%	-7.20%	-25.25%	-7.84%
Including sales charges	-2.27%	-8.25%	-29.36%	-12.93%

Class B (commenced May 1, 1997)
Excluding contingent deferred sales charges	-2.03%	-7.90%	-25.86%	-8.26%
Including contingent deferred sales charges	-2.20%	-8.27%	-29.56%	-12.84%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-5.01%	-7.90%	-25.86%	-8.26%
Including contingent deferred sales charges	-5.01%	-7.90%	-26.60%	-9.17%

Institutional Class (commenced May 1, 1997)	-0.95%	-6.82%	-24.93%	-7.62%

Service Class (commenced May 1, 1997)	-1.45%	-7.31%	-25.38%	-7.99%

(a)	Not annualized.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 100.1%

Banks – 0.8%
32,200	Bank of America Corp.	$2,229,528
14,800	Citigroup, Inc.	493,432

		2,722,960

Biotechnology – 4.5%
54,104	Amgen, Inc.*	2,956,243
125,300	Applera Corp. – Applied Biosystems Group*	2,299,255
20,700	Biogen, Inc.*	735,678
29,800	Cephalon, Inc.*	1,434,870
54,700	Chiron Corp.*	1,997,644
25,400	Genentech, Inc.*	898,144
126,100	Gilead Sciences, Inc.*	4,287,400

		14,609,234

Chemicals – 0.1%
11,100	The Lubrizol Corp.	321,123

Clothing Stores – 0.6%
139,400	Limited Brands	1,656,072
8,500	The Neiman Marcus Group, Inc. Class A*	230,180

		1,886,252

Computer Hardware – 6.6%
304,800	Cisco Systems, Inc.*	4,261,104
317,300	Dell Computer Corp.*	8,554,408
185,200	Hewlett-Packard Co.	2,935,420
42,900	IKON Office Solutions, Inc.	300,729
72,700	Lexmark International, Inc.*	4,537,207
16,800	Storage Technology Corp.*	388,584
24,000	Tech Data Corp.*	542,880

		21,520,332

Computer Software – 8.4%
28,400	Acxiom Corp.*	433,384
12,400	Adobe Systems, Inc.	341,000
16,900	BMC Software, Inc.*	327,860
25,100	Computer Associates International, Inc.	335,085
83,800	Electronic Arts, Inc.*	4,424,640
17,000	International Business Machines Corp.	1,325,150
15,100	Intuit, Inc.*	717,552
557,700	Microsoft Corp.	13,217,490
170,400	Oracle Corp.*	2,037,984
93,200	Symantec Corp.*	3,771,804
45,300	Unisys Corp.*	419,478

		27,351,427

Construction & Real Property – 0.1%
8,700	Jacobs Engineering Group, Inc.*	330,426

Department Stores – 5.7%
20,700	Dillard’s, Inc.	288,765
11,500	Family Dollar Stores, Inc.	324,530
190,400	J. C. Penney Co., Inc. (Holding Co)	3,779,440
293,400	Wal-Mart Stores, Inc.	14,100,804

		18,493,539

Drugs – 17.4%
24,100	Abbott Laboratories	858,442
26,000	AmerisourceBergen Corp.	1,430,000
86,100	Cardinal Health, Inc.	4,932,669
6,100	Eli Lilly & Co.	345,016
30,400	Forest Laboratories, Inc.*	1,513,920
310,300	Johnson & Johnson	16,275,235
163,200	McKesson Corp.	4,347,648
178,600	Merck & Co., Inc.	9,421,150
452,575	Pfizer, Inc.	13,495,786
103,800	Pharmacia Corp.	4,289,016

		56,908,882

Electronic Equipment – 3.5%
66,300	Agilent Technologies, Inc.*	875,160
32,000	AVX Corp.	302,720
16,400	Fisher Scientific International, Inc.*	471,172
51,400	Jabil Circuit, Inc.*	853,754
13,200	L-3 Communications Holdings, Inc.*	476,784
246,500	Motorola, Inc.	2,075,530
173,900	QUALCOMM, Inc.*	6,013,462
9,000	SPX Corp.*	327,420

		11,396,002

Energy Reserves – 0.2%
24,700	XTO Energy, Inc.	622,687

Entertainment – 0.7%
62,321	Viacom, Inc. Class B*	2,313,979

Environmental Services – 0.1%
22,500	Waste Management, Inc.	447,750

Financial Services – 9.2%
169,100	American Express Co.	5,678,378
13,200	Certegy, Inc.*	317,592
96,400	Concord EFS, Inc.*	1,070,040
19,900	Countrywide Financial Corp.	1,062,461
18,100	Fannie Mae	1,160,210
14,900	Freddie Mac	814,285
628,300	General Electric Co.	15,110,615
51,600	Marsh & McLennan Companies, Inc.	2,100,120
192,650	MBNA Corp.	2,668,203

		29,981,904

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Food & Beverages – 5.0%
45,000	Archer-Daniels-Midland Co.	$490,500
4,900	Dreyer’s Grand Ice Cream, Inc.	356,720
14,800	Hormel Foods Corp.	310,948
126,900	Kraft Foods, Inc.	3,757,509
40,060	PepsiCo, Inc.	1,535,099
42,300	Sara Lee Corp.	837,540
30,200	SUPERVALU, INC.	420,384
164,500	SYSCO Corp.	4,461,240
40,600	The Coca-Cola Co.	1,632,932
284,500	Tyson Foods, Inc.	2,617,400

		16,420,272

Gold – 0.2%
30,600	Freeport-McMoRan Copper & Gold, Inc.*	520,812

Home Products – 4.5%
112,300	Colgate-Palmolive Co.	5,649,813
23,400	The Clorox Co.	990,054
17,500	The Dial Corp.	318,325
11,600	The Estee Lauder Companies, Inc.	325,380
89,100	The Procter & Gamble Co.	7,293,726

		14,577,298

Industrial Parts – 0.1%
6,800	W.W. Grainger, Inc.	313,004

Industrial Services – 0.6%
20,400	Apollo Group, Inc.*	945,336
34,100	Manpower, Inc.	1,035,617

		1,980,953

Information Services – 2.2%
8,500	Automatic Data Processing, Inc.	276,250
48,300	BearingPoint, Inc.*	316,848
10,400	Computer Sciences Corp.*	325,104
9,400	First Data Corp.	325,710
102,001	Moody’s Corp.	4,498,244
75,800	SunGard Data Systems, Inc.*	1,491,744

		7,233,900

Internet – 1.0%
71,300	Amazon.com, Inc.*	1,569,313
23,100	Expedia, Inc.*	1,612,149

		3,181,462

Leisure – 0.3%
25,700	Eastman Kodak Co.	760,720
6,800	Polaris Industries, Inc.	329,120

		1,089,840

Life/ Health Insurance – 1.9%
24,300	Aetna, Inc.	1,023,516
28,100	MetLife, Inc.	735,377
11,600	Nationwide Financial Services, Inc.	281,880
34,000	Principal Financial, Inc.	937,380
107,800	Prudential Financial, Inc.	3,237,234

		6,215,387

Media – 3.1%
340,450	AOL Time Warner, Inc.*	3,853,894
22,900	Clear Channel Communications, Inc.*	836,079
9,200	Comcast Corp. Class A*	268,824
22,100	Cox Communications, Inc.*	655,265
146,700	Fox Entertainment Group, Inc.*	3,921,291
39,100	General Motors Corp. Class H*	398,429
23,600	PanAmSat Corp.*	327,096

		10,260,878

Medical Products – 3.8%
44,400	Becton, Dickinson and Co.	1,527,360
115,100	Boston Scientific Corp.*	5,083,967
28,000	Medtronic, Inc.	1,251,600
35,600	Stryker Corp.	2,321,120
23,100	Thermo Electron Corp.*	406,560
41,100	Zimmer Holdings, Inc.*	1,824,429

		12,415,036

Medical Services – 2.5%
6,100	Anthem, Inc.*	363,621
54,300	Health Net, Inc.*	1,363,473
35,700	Mid Atlantic Medical Services, Inc.*	1,276,275
47,350	PacifiCare Health Systems, Inc.*	1,022,760
48,000	UnitedHealth Group, Inc.	3,979,200

		8,005,329

Motor Vehicles & Parts – 1.5%
38,400	AutoNation, Inc.*	508,032
108,000	General Motors Corp.	3,647,160
10,000	Johnson Controls, Inc.	779,600

		4,934,792

Oil Services – 1.3%
17,000	Halliburton Co.	344,420
171,500	Transocean, Inc.*	3,893,050

		4,237,470

Property/ Casualty Insurance – 0.8%
13,300	American International Group, Inc.	655,557
48,200	Loews Corp.	2,106,822

		2,762,379

Publishing – 1.0%
54,700	Deluxe Corp.	2,204,410
21,200	The McGraw-Hill Cos., Inc.	1,192,288

		3,396,698

Restaurants – 0.7%
39,500	ARAMARK Corp. Class B*	867,025
54,700	Starbucks Corp.*	1,282,715

		2,149,740

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Shares	Description	Value
Common Stocks – (continued)

Securities & Asset Management – 1.7%
13,200	Federated Investors, Inc.	$334,224
10,800	Lehman Brothers Holdings, Inc.	597,996
12,900	Morgan Stanley	475,365
16,700	Nuveen Investments	371,909
61,700	The Bear Stearns Companies, Inc.	3,864,888

		5,644,382

Semiconductors – 4.7%
37,300	Analog Devices, Inc.*	1,087,668
223,000	Arrow Electronics, Inc.*	3,206,740
248,200	Avnet, Inc.*	2,556,460
16,000	Integrated Circuit Systems, Inc.*	381,760
314,600	Intel Corp.	5,426,850
191,600	LSI Logic Corp.*	850,704
23,700	Microchip Technology, Inc.	603,165
21,300	SanDisk Corp.*	355,284
78,050	Vishay Intertechnology, Inc.*	788,305

		15,256,936

Specialty Retail – 2.9%
26,000	Big Lots, Inc.*	287,300
28,000	Office Depot, Inc.*	328,720
109,400	PETsMART, Inc.*	1,635,530
271,300	Staples, Inc.*	4,696,203
15,800	The Home Depot, Inc.	370,510
11,700	Walgreen Co.	329,238
77,100	Williams-Sonoma, Inc.*	1,794,888

		9,442,389

Telephone – 1.6%
42,400	BCE, Inc.	794,576
33,500	Citizens Communications Co.*	328,635
219,900	Qwest Communications International, Inc.*	787,242
48,700	SBC Communications, Inc.	1,012,960
185,600	Sprint Corp.	2,357,120

		5,280,533

Tobacco – 0.4%
8,300	Altria Group, Inc.	320,795
15,400	Loews Corp. – Carolina Group	329,560
17,800	R.J. Reynolds Tobacco Holdings, Inc.	710,398

		1,360,753

Truck/ Sea/ Air Freight – 0.2%
40,000	Airborne, Inc.	561,600

Wireless Telecommunications – 0.2%
48,500	AT&T Wireless Services, Inc.*	286,635
36,500	Nextel Communications, Inc.*	513,920

		800,555

TOTAL COMMON STOCKS
(Cost $343,859,867)		$326,948,895

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $343,859,867)		$326,948,895

Securities Lending Collateral – 0.5%

1,440,000	Boston Global Investment Trust –	$1,440,000
	Enhanced Portfolio

TOTAL SECURITIES LENDING COLLATERAL
(Cost $1,440,000)		$1,440,000

TOTAL INVESTMENTS
(Cost $345,299,867)		$328,388,895

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

The accompanying notes are an integral part of these financial statements.

\

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional Shares at NAV of the Goldman Sachs CORE Small Cap Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 2000 Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

CORE Small Cap Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 15, 1997 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	Five Years	One Year	Six Months (a)

Class A (commenced August 15, 1997)
Excluding sales charges	-0.16%	-2.86%	-19.30%	-8.87%
Including sales charges	-1.17%	-3.95%	-23.77%	-13.84%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	-0.90%	-3.59%	-19.92%	-9.23%
Including contingent deferred sales charges	-1.08%	-3.98%	-23.93%	-13.77%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-0.86%	-3.57%	-19.96%	-9.21%
Including contingent deferred sales charges	-0.86%	-3.57%	-20.76%	-10.12%

Institutional Class (commenced August 15, 1997)	0.23%	-2.47%	-18.94%	-8.62%

Service Class (commenced August 15, 1997)	-0.25%	-2.97%	-19.41%	-8.92%

(a)	Not annualized.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%

Airlines – 0.2%
26,800	Alaska Air Group, Inc.*	$486,420

Alcohol – 0.2%
18,800	The Robert Mondavi Corp.*	475,828

Apparel & Textiles – 1.3%
59,500	Kellwood Co.	1,523,200
22,600	Phillips-Van Heusen Corp.	270,070
11,000	Quaker Fabric Corp.*	62,480
119,200	Skechers U.S.A., Inc.*	700,896

		2,556,646

Banks – 7.2%
14,840	Associated Banc-Corp.	513,316
7,200	Bank of Hawaii Corp.	223,920
21,200	BankUnited Financial Corp.*	372,908
127,491	Brookline Bancorp, Inc.	1,593,637
10,700	Chittenden Corp.	282,908
52,500	Commercial Federal Corp.	1,169,175
7,100	Corus Bankshares, Inc.	309,986
7,000	East West Bancorp, Inc.	232,750
16,800	First Charter Corp.	313,320
5,800	First Citizens BancShares, Inc.	541,198
27,900	First Niagara Financial Group, Inc.	311,364
11,800	Flushing Financial Corp.	204,140
11,693	Fulton Financial Corp.	214,556
11,000	GBC Bancorp	252,230
6,500	Hudson United Bancorp	205,010
60,700	Independence Community Bank Corp.	1,576,986
19,200	NetBank, Inc.	182,592
23,000	PFF Bancorp, Inc.	738,070
10,500	Port Financial Corp.	512,085
29,600	Provident Financial Group, Inc.	854,256
18,200	Silicon Valley Bancshares*	315,770
6,400	Southwest Bancorporation of Texas, Inc.*	202,368
21,300	Susquehanna Bancshares, Inc.	452,625
46,800	The South Financial Group, Inc.	943,488
42,774	Trustco Bank Corp.	428,595
29,000	United Bankshares, Inc.	804,170
29,900	United Community Financial Corp.	261,027
18,050	Wintrust Financial Corp.	532,836

		14,545,286

Biotechnology – 5.4%
26,700	Affymetrix, Inc.*	704,880
19,600	Albany Molecular Research, Inc.*	284,200
12,200	Amylin Pharmaceuticals, Inc.*	187,148
91,000	Applera Corp. – Celera Genomics Group*	750,750
100,500	Bio-Technology General Corp.*	256,275
23,500	Celgene Corp.*	514,674
45,700	Cell Genesys, Inc.*	362,858
40,000	Cephalon, Inc.*	1,926,000
60,800	Corixa Corp.*	364,192
23,600	Diversa Corp.*	165,436
15,300	Enzo Biochem, Inc.*	189,108
45,800	Gene Logic, Inc.*	231,290
36,150	Immucor, Inc.*	713,239
44,100	Isis Pharmaceuticals, Inc.*	197,568
49,000	Kos Pharmaceuticals, Inc.*	833,000
11,400	Lexicon Genetics, Inc.*	43,890
9,000	Maxygen, Inc.*	66,420
54,100	Serologicals Corp.*	462,555
78,300	SICOR, Inc.*	1,161,972
58,200	Techne Corp.*	1,264,104
17,000	Vertex Pharmaceuticals, Inc.*	187,850

		10,867,409

Chemicals – 2.9%
38,300	A. Schulman, Inc.	553,435
20,700	Airgas, Inc.*	362,250
8,400	Albemarle Corp.	205,716
49,000	Arch Chemicals, Inc.	809,480
10,100	Brady Corp.	268,963
40,100	Carlisle Cos., Inc.	1,708,661
48,000	Crompton Corp.	225,120
8,900	Cytec Industries, Inc.*	257,655
17,000	Great Lakes Chemical Corp.	358,530
24,900	Millennium Chemicals, Inc.	271,908
86,900	PolyOne Corp.	332,827
7,400	Rogers Corp.*	212,972
13,600	Spartech Corp.	232,560

		5,800,077

Clothing Stores – 0.6%
166,400	Charming Shoppes, Inc.*	482,560
11,900	The Cato Corp.	202,300
15,300	The Dress Barn, Inc.*	197,676
15,700	The Finish Line, Inc.*	194,994
15,500	The Gymboree Corp.*	199,640

		1,277,170

Computer Hardware – 3.2%
46,600	3Com Corp.*	195,254
20,200	Checkpoint Systems, Inc.*	188,062
45,200	Computer Network Technology Corp.*	281,144
36,400	Daisytek International Corp.*	73,164
68,900	Gateway, Inc.*	150,202
14,900	Hutchinson Technology, Inc.*	322,436
28,300	IKON Office Solutions, Inc.	198,383
15,400	Imation Corp.*	554,400
33,300	InFocus Corp.*	201,465
45,000	Ingram Micro, Inc.*	466,200
50,500	Iomega Corp.*	505,000
203,100	Maxtor Corp.*	1,218,600
7,200	Mercury Computer Systems, Inc.*	218,160
7,200	RadiSys Corp.*	48,456
11,300	SBS Technologies, Inc.*	95,598
9,800	ScanSource, Inc.*	199,822
203,800	Western Digital Corp.*	1,656,894

		6,573,240

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Computer Software – 4.4%
8,600	Anteon International Corp.*	$197,628
99,800	Avid Technology, Inc.*	2,074,842
17,200	Digital River, Inc.*	154,456
15,300	FileNET Corp.*	192,168
33,300	Hyperion Solutions Corp.*	857,142
56,400	Intergraph Corp.*	1,027,044
16,500	JDA Software Group, Inc.*	196,020
12,100	MapInfo Corp.*	40,656
32,800	Mentor Graphics Corp.*	262,072
43,100	MSC.Software Corp.*	393,934
16,700	NetIQ Corp.*	205,744
34,200	Pharmacopeia, Inc.*	225,720
27,000	Phoenix Technologies Ltd.*	129,600
87,300	Pinnacle Systems, Inc.*	847,683
24,350	Radiant Systems, Inc.*	189,930
86,300	ScanSoft, Inc.*	388,350
7,500	SRA International, Inc.*	191,550
34,200	Systems & Computer Technology Corp.*	272,574
30,100	Take-Two Interactive Software, Inc.*	629,391
44,300	The Titan Corp.*	352,185
49,100	VitalWorks, Inc.*	188,544

		9,017,233

Construction & Real Property – 1.4%
25,600	Acuity Brands, Inc.	340,480
11,300	Butler Manufacturing Co.	203,400
66,100	Comfort Systems USA, Inc.*	179,792
16,600	Corrections Corp. of America*	286,848
26,300	Fleetwood Enterprises, Inc.*	106,515
6,600	Hovnanian Enterprises, Inc.*	216,678
18,900	Insignia Financial Group, Inc.*	206,199
6,200	LNR Property Corp.	204,972
5,200	M.D.C. Holdings, Inc.	195,208
27,100	M/I Schottenstein Homes, Inc.	701,890
13,000	NCI Building Systems, Inc.*	216,320

		2,858,302

Consumer Durables – 0.8%
41,500	Kimball International, Inc. Class B	560,250
13,300	The Toro Co.	914,907
15,300	Universal Electronics, Inc.*	146,880

		1,622,037

Defense & Aerospace – 1.1%
44,800	AAR Corp.*	199,360
10,400	Cubic Corp.	160,160
13,100	Curtiss-Wright Corp.	715,260
14,000	Moog, Inc.*	429,800
48,400	Teledyne Technologies, Inc.*	617,100
3,000	United Industrial Corp.	37,050

		2,158,730

Department Store – 0.7%
127,800	ShopKo Stores, Inc.*	1,399,410

Drugs – 2.5%
62,200	Alpharma, Inc.	1,041,850
36,900	American Pharmaceutical Partners, Inc.*	675,270
9,700	Biosite, Inc.*	303,319
16,400	Chattem, Inc.*	254,528
21,800	D & K Healthcare Resources, Inc.	204,266
53,200	IDEXX Laboratories, Inc.*	1,939,672
19,100	Noven Pharmaceuticals, Inc.*	207,426
33,900	Perrigo Co.	398,325

		5,024,656

Electric Utility – 1.4%
74,000	Avista Corp.	755,540
16,200	Cleco Corp.	189,378
26,800	Energy East Corp.	504,376
25,400	Northeast Utilities	355,600
12,300	PNM Resources, Inc.	259,284
62,800	Sierra Pacific Resources*	187,772
6,000	UIL Holdings Corp.	197,400
10,900	WPS Resources Corp.	412,347

		2,861,697

Electronic Equipment – 6.3%
11,200	ADTRAN, Inc.*	360,528
13,700	Advanced Fibre Communications, Inc.*	218,515
102,800	Allen Telecom, Inc.*	1,351,820
5,800	Analogic Corp.	263,494
27,800	Anaren Microwave, Inc.*	238,246
87,600	Anixter International, Inc.*	2,054,220
95,200	Arris Group, Inc.*	456,960
74,800	Audiovox Corp.*	615,604
19,600	BEI Technologies, Inc.	191,100
34,700	Benchmark Electronics, Inc.*	1,208,948
31,100	C-COR.net Corp.*	92,367
24,600	Coherent, Inc.*	481,668
26,500	CommScope, Inc.*	207,760
10,300	DSP Group, Inc.*	164,491
10,000	Fisher Scientific International, Inc.*	287,300
6,700	FLIR Systems, Inc.*	296,207
14,300	Harvard Bioscience, Inc.*	50,050
17,500	Inter-Tel, Inc.	319,550
11,300	Intermagnetics General Corp.*	191,422
12,600	Littelfuse, Inc.*	224,154
48,300	Methode Electronics, Inc.	428,904
9,355	Netro Corp.*	23,855
11,050	Park Electrochemical Corp.	169,618
124,200	Pioneer-Standard Electronics, Inc.	1,056,942
13,200	Planar Systems, Inc.*	205,920
14,600	Plantronics, Inc.*	210,386
18,800	Plexus Corp.*	185,180
35,500	Power-One, Inc.*	174,660
28,400	Trimble Navigation Ltd.*	475,700
24,300	Turnstone Systems, Inc.*	68,040
16,200	Varian, Inc.*	479,034

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Electronic Equipment – (continued)
10,200	Vicor Corp.*	$61,200
8,800	Zygo Corp.*	54,384

		12,868,227

Energy Reserves – 1.9%
32,500	Patina Oil & Gas Corp.	1,081,600
5,200	Pogo Producing Co.	206,700
73,900	Range Resources Corp.*	438,227
19,700	St. Mary Land & Exploration Co.	525,399
18,500	The Houston Exploration Co.*	503,200
92,300	Vintage Petroleum, Inc.	918,385
11,600	Westport Resources Corp.*	240,004

		3,913,515

Entertainment – 0.4%
35,200	Handleman Co.*	496,320
36,300	World Wrestling Entertainment, Inc.*	301,290

		797,610

Environmental Services – 0.4%
28,600	Casella Waste Systems, Inc.*	208,494
31,600	Republic Services, Inc.*	602,612

		811,106

Equity REIT – 7.1%
4,900	Alexandria Real Estate Equities, Inc.	203,595
55,200	Anthracite Capital, Inc.	624,864
32,800	Apex Mortgage Capital, Inc.	197,784
27,000	Bedford Property Investors, Inc.	686,070
41,900	Boykin Lodging Co.	331,010
29,700	Brandywine Realty Trust	610,929
47,600	Capstead Mortgage Corp.	599,760
21,300	EastGroup Properties, Inc.	542,937
18,900	FBR Asset Investment Corp.	606,312
82,300	FelCor Lodging Trust, Inc.	565,401
72,300	Glenborough Realty Trust, Inc.	1,171,260
22,400	Healthcare Realty Trust, Inc.	628,768
12,100	Hospitality Properties Trust	369,776
217,500	HRPT Properties Trust	1,850,925
26,100	Impac Mortgage Holdings, Inc.	312,156
7,500	iStar Financial, Inc.	213,000
60,300	JDN Realty Corp.	725,409
30,300	Lexington Corporate Properties Trust	499,950
7,300	Mack-Cali Realty Corp.	210,970
20,000	Mid-America Apartment Communities, Inc.	466,200
15,000	Nationwide Health Properties, Inc.	194,400
14,500	Parkway Properties, Inc.	528,525
9,800	RAIT Investment Trust	210,602
5,800	Realty Income Corp.	201,028
41,100	Senior Housing Properties Trust	474,294
5,800	Sun Communities, Inc.	203,000
47,000	Thornburg Mortgage, Inc.	949,400
21,900	Trizec Properties, Inc.	188,559

		14,366,884

Financial Services – 1.6%
26,500	Credit Acceptance Corp.*	154,230
41,300	LendingTree, Inc.*	427,042
77,300	Metris Cos., Inc.	115,950
26,500	NCO Group, Inc.*	392,200
43,700	New Century Financial Corp.	1,163,731
14,300	Novastar Financial, Inc.	469,040
33,000	Providian Financial Corp.*	201,300
32,600	UICI*	327,630

		3,251,123

Food & Beverages – 2.6%
33,600	Chiquita Brands International, Inc.*	323,568
24,800	Corn Products International, Inc.	745,240
11,000	Dreyer’s Grand Ice Cream, Inc.	800,800
83,300	Fleming Companies, Inc.	172,431
36,200	Flowers Foods, Inc.	897,760
11,900	Performance Food Group Co.*	374,731
51,000	Pilgrim’s Pride Corp.	408,510
42,100	Ralcorp Holdings, Inc.*	1,075,655
15,400	The J. M. Smucker Co.	527,450

		5,326,145

Forestry and Paper – 1.8%
36,300	Chesapeake Corp.	551,397
29,800	Longview Fibre Co.*	180,290
97,600	Louisiana-Pacific Corp.*	850,096
15,300	Pope & Talbot, Inc.	185,895
8,200	Potlatch Corp.	169,248
14,800	Schweitzer-Mauduit International, Inc.	340,104
14,500	Trex Co., Inc.*	471,250
43,000	United Stationers, Inc.*	895,260

		3,643,540

Gas Utilities – 1.0%
7,700	California Water Services Group	195,657
87,000	Oneok, Inc.	1,499,010
18,300	Southwestern Energy Co.*	214,110
4,800	UGI Corp.	198,720

		2,107,497

Gold – 0.1%
11,400	Freeport-McMoRan Copper & Gold, Inc.*	194,028

Grocery Stores – 0.7%
19,100	Ingles Markets, Inc.	189,090
84,100	Pathmark Stores, Inc.*	413,772
34,600	Ruddick Corp.	422,466
69,800	The Great Atlantic & Pacific Tea Co., Inc.*	325,966

		1,351,294

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Heavy Electrical Equipment – 1.2%
37,150	A.O. Smith Corp.	$957,727
33,800	Belden, Inc.	436,020
11,800	C&D Technologies, Inc.	201,898
34,550	Cable Design Technologies Corp.*	189,679
6,100	Hubbell, Inc. Class B	187,636
12,300	Thomas & Betts Corp.*	186,099
8,400	Woodward Governor Co.	297,192

		2,456,251

Heavy Machinery – 0.4%
16,700	NACCO Industries, Inc.	748,995

Home Products – 0.5%
8,900	Alberto-Culver Co.	442,419
6,500	Lancaster Colony Corp.	246,870
11,000	The Dial Corp.	200,090
16,100	Tupperware Corp.	200,767

		1,090,146

Hotels – 0.5%
15,100	Isle of Capri Casinos, Inc.*	178,935
150,300	La Quinta Corp.*	494,487
52,600	Pinnacle Entertainment, Inc.*	208,822
11,500	Station Casinos, Inc.*	208,725

		1,090,969

Industrial Parts – 2.6%
11,000	Applied Films Corp.*	165,440
6,000	Clarcor, Inc.	200,640
6,900	CoorsTek, Inc.*	178,227
14,100	Flowserve Corp.*	168,636
47,600	Hughes Supply, Inc.	1,104,320
36,200	Kaman Corp.	355,846
104,200	Lennox International, Inc.	1,392,112
9,700	SPS Technologies, Inc.*	213,400
13,400	The Timken Co.	214,802
7,200	Thomas Industries, Inc.	178,200
56,000	Watsco, Inc.	782,320
20,900	Watts Industries, Inc.	313,500

		5,267,443

Industrial Services – 2.6%
30,000	Aaron Rents, Inc.	532,500
6,000	Chemed Corp.	199,200
7,700	Corinthian Colleges, Inc.*	288,596
39,000	Dollar Thrifty Automotive Group, Inc.*	645,450
58,400	Gentiva Health Services, Inc.*	566,480
49,700	ITT Educational Services, Inc.*	1,339,415
134,700	MPS Group, Inc.*	661,377
15,700	Rent-Way, Inc.*	57,462
9,200	Rollins, Inc.	290,536
102,000	Spherion Corp.*	619,140

		5,200,156

Information Services – 3.9%
36,200	ADVO, Inc.*	1,133,422
31,000	American Management Systems, Inc.*	328,600
35,900	Arbitron, Inc.*	1,119,003
7,000	BARRA, Inc.*	194,250
15,700	DiamondCluster International, Inc.*	31,714
15,000	Digital Insight Corp.*	150,000
34,200	eFunds Corp.*	211,014
32,900	Fidelity National Infomation Solutions, Inc.*	547,785
8,200	Getty Images, Inc.*	240,670
6,780	Global Payments, Inc.	189,433
16,200	infoUSA, Inc.*	73,386
15,300	Interactive Data Corp.*	205,785
18,900	MICROS Systems, Inc.*	434,889
29,700	Pegasus Solutions, Inc.*	287,793
31,700	Pre-Paid Legal Services, Inc.*	543,655
40,800	PRG-Shultz International, Inc.*	287,640
24,500	Quintiles Transnational Corp.*	303,800
75,100	Stewart Enterprises, Inc.*	239,569
36,500	Tetra Tech, Inc.*	480,340
25,200	The Advisory Board Co.*	825,300
28,600	The TriZetto Group, Inc.*	107,250

		7,935,298

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Internet – 1.8%
32,000	DoubleClick, Inc.*	$206,080
142,400	EarthLink, Inc.*	707,728
45,900	eSPEED, Inc.*	473,688
8,800	j2 Global Communications, Inc.*	210,232
13,800	NetFlix, Inc.*	236,118
58,200	S1 Corp.*	300,312
78,500	United Online, Inc.*	1,119,410
20,700	Verity, Inc.*	345,276

		3,598,844

Leisure – 1.0%
17,300	Callaway Golf Co.	198,604
45,400	K2, Inc.*	406,784
89,700	Lexar Media, Inc.*	365,976
14,100	Racing Champions Ertl Corp.*	202,335
5,500	Russ Berrie & Company, Inc.	170,775
26,525	SCP Pool Corp.*	726,785

		2,071,259

Life/ Health Insurance – 0.5%
6,178	Delphi Financial Group, Inc.	227,659
12,981	FBL Financial Group, Inc.	254,428
27,700	The MONY Group, Inc.	592,780

		1,074,867

Media – 1.1%
13,600	Cox Radio, Inc.*	291,040
10,100	Cumulus Media, Inc.*	149,076
11,800	Entravision Communications Corp.*	82,600
26,700	Hearst-Argyle Television, Inc.*	593,274
38,300	Insight Communications Co., Inc.*	459,217
70,900	Sinclair Broadcast Group, Inc.*	619,666

		2,194,873

Medical Products – 2.5%
23,100	Bio-Rad Laboratories, Inc.*	830,445
16,400	Cantel Medical Corp.*	213,200
23,900	CONMED Corp.*	363,280
22,700	Invacare Corp.	694,620
11,600	Mentor Corp.	202,548
19,500	Molecular Devices Corp.*	256,620
14,800	Ocular Sciences, Inc.*	194,324
54,900	Owens & Minor, Inc.	894,870
76,000	PSS World Medical, Inc.*	494,760
11,500	Respironics, Inc.*	357,075
17,200	SangStat Medical Corp.*	143,964
11,200	Sybron Dental Specialties, Inc.*	180,544
11,600	Thermo Electron Corp.*	204,160

		5,030,410

Medical Services – 1.8%
27,800	American Medical Security Group, Inc.*	359,732
30,400	AMERIGROUP Corp.*	780,976
9,800	Apria Healthcare Group, Inc.*	215,894
10,900	Dynacq International, Inc.*	150,202
39,900	Humana, Inc.*	391,020
25,500	Kindred Healthcare, Inc.*	411,848
55,800	PacifiCare Health Systems, Inc.*	1,205,280
50,100	Service Corp. International*	153,807

		3,668,759

Mining & Metals – 1.3%
44,200	Commercial Metals Co.	621,894
36,000	Crown Holdings, Inc.*	205,920
6,600	Quanex Corp.	208,560
13,500	Reliance Steel & Aluminum Corp.	220,725
16,400	Steel Dynamics, Inc.*	198,932
26,100	United States Steel Corp.	303,282
98,300	USEC, Inc.	592,749
14,000	Worthington Industries, Inc.	192,920

		2,544,982

Motor Vehicles & Parts – 0.5%
5,300	Bandag, Inc.	160,696
10,600	Oshkosh Truck Corp.	647,660
42,000	Visteon Corp.	266,700

		1,075,056

Oil Refining – 0.6%
12,300	Frontier Oil Corp.	201,105
21,600	Holly Corp.	480,600
23,500	NorthWestern Corp.	62,040
99,500	Tesoro Petroleum Corp.*	532,325

		1,276,070

Oil Services – 1.5%
13,800	Dril-Quip, Inc.*	188,784
50,100	Global Industries Ltd.*	215,430
18,200	Hydril Co.*	468,286
8,700	Oceaneering International, Inc.*	200,970
174,700	Parker Drilling Co.*	433,256
9,700	TETRA Technologies, Inc.*	210,393
28,200	Universal Compression Holdings, Inc.*	501,114
10,600	Varco International, Inc.*	200,976
87,200	Veritas DGC, Inc.*	693,240

		3,112,449

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Property/ Casualty Insurance – 3.1%
11,600	Argonaut Group, Inc.	$145,000
28,300	Fidelity National Financial, Inc.	929,089
64,600	First American Corp.	1,492,260
50,300	LandAmerica Financial Group, Inc.	1,896,310
23,100	Odyssey Re Holdings Corp.	416,493
17,700	PMA Capital Corp.	174,345
23,800	Selective Insurance Group, Inc.	561,680
23,000	Stewart Information Services Corp.*	529,000
5,700	The Commerce Group, Inc.	193,914

		6,338,091

Publishing – 1.4%
6,700	Banta Corp.	190,883
10,500	Belo Corp.	226,275
20,000	John H. Harland Co.	459,600
3,300	Media General, Inc.	165,330
27,900	Pulitzer, Inc.	1,189,656
31,000	The Standard Register Co.	503,130
22,400	The Topps Co., Inc.*	180,768

		2,915,642

Railroads – 0.3%
17,200	Kansas City Southern*	208,980
19,600	Trinity Industries, Inc.	317,716

		526,696

Restaurants – 1.2%
21,900	Bob Evans Farms, Inc.	512,460
12,200	California Pizza Kitchen, Inc.*	301,828
27,400	Landry’s Restaurants, Inc.	449,360
38,600	Lone Star Steakhouse & Saloon, Inc.	783,194
7,800	Papa John’s International, Inc.*	185,406
18,600	Ryan’s Family Steak Houses, Inc.*	192,138

		2,424,386

Securities & Asset Management – 1.6%
22,300	BlackRock, Inc.*	927,680
88,000	Knight Trading Group, Inc.*	428,560
43,700	Nuveen Investments	973,199
29,400	R&G Financial Corp. Class B	654,150
14,400	SWS Group, Inc.	184,176

		3,167,765

Semiconductors – 2.8%
14,300	Arrow Electronics, Inc.*	205,634
81,899	Avnet, Inc.*	843,560
61,900	Bell Microproducts, Inc.*	375,114
30,200	Cohu, Inc.	451,490
29,300	Cree, Inc.*	498,686
13,000	DuPont Photomasks, Inc.*	271,440
26,100	Entegris, Inc.*	296,235
21,400	InterDigital Communications Corp.*	307,732
15,500	Power Integrations, Inc.*	322,865
11,600	Rainbow Technologies, Inc.*	95,468
42,700	Rambus, Inc.*	648,186
52,200	Remec, Inc.*	245,340
12,600	SanDisk Corp.*	210,168
37,300	Silicon Image, Inc.*	204,777
11,400	Silicon Laboratories, Inc.*	309,168
50,100	Silicon Storage Technology, Inc.*	136,272
63,800	TriQuint Semiconductor, Inc.*	192,676

		5,614,811

Specialty Retail – 3.4%
24,400	1-800-FLOWERS.COM, Inc.*	153,720
54,600	Brown Shoe Co.	1,481,844
16,500	Duane Reade, Inc.*	203,775
58,600	GameStop Corp.*	615,300
9,700	Guitar Center, Inc.*	198,074
16,200	Haverty Furniture Cos., Inc.	175,770
55,300	Hollywood Entertainment Corp.*	777,518
15,500	Longs Drug Stores Corp.	214,055
31,800	Movie Gallery, Inc.*	483,392
11,600	MSC Industrial Direct Co., Inc.*	207,060
187,900	OfficeMax, Inc.*	900,041
10,000	PETCO Animal Supplies, Inc.*	187,700
33,300	PETsMART, Inc.*	497,835
46,900	The Sports Authority, Inc.*	301,567
5,900	Tractor Supply Co.*	195,113
25,100	United Auto Group, Inc.*	279,363

		6,872,127

Telephone – 1.0%
43,200	Broadwing, Inc.*	162,432
5,900	Commonwealth Telephone Enterprises, Inc.*	222,784
94,200	IDT Corp.*	1,464,810
12,800	Intrado, Inc.*	88,704

		1,938,730

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Shares	Description	Value
Common Stocks – (continued)

Thrifts – 1.0%
11,000	Citizens First Bancorp, Inc.	$216,480
9,800	Dime Community Bancshares	210,308
8,200	Downey Financial Corp.	329,230
15,500	FirstFed Financial Corp.*	465,000
7,500	IBERIABANK Corp.	290,475
12,700	Staten Island Bancorp, Inc.	196,088
19,900	W Holding Co., Inc.	362,976

		2,070,557

Tobacco – 0.3%
65,500	DIMON, Inc.	400,860
8,100	Universal Corp.	308,691

		709,551

Truck/ Sea/ Air Freight – 1.4%
27,400	Airborne, Inc.	384,696
9,800	Arkansas Best Corp.	232,260
44,000	EGL, Inc.*	555,280
4,000	Landstar System, Inc.*	216,480
10,900	Offshore Logistics, Inc.*	201,214
27,300	Roadway Corp.	843,570
15,900	USFreightways Corp.	386,529

		2,820,029

Wireless Telecommunications – 0.8%
72,000	American Tower Corp.*	337,680
22,200	Boston Communications Group, Inc.*	283,716
14,800	Price Communications Corp.*	177,896
37,900	United States Cellular Corp.*	922,865

		1,722,157

TOTAL COMMON STOCKS
(Cost $218,021,794)		$202,712,479

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $218,021,794)		$202,712,479

Securities Lending Collateral – 3.6%

7,168,480	Boston Global Investment Trust – Enhanced Portfolio	$7,168,480

TOTAL SECURITIES LENDING COLLATERAL
(Cost $7,168,480)		$7,168,480

TOTAL INVESTMENTS
(Cost $225,190,274)		$209,880,959

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on December 31, 1998 (commencement of operations) in Institutional Shares at NAV of the Goldman Sachs CORE Large Cap Value Fund. For comparative purposes, the performance of the Fund’s benchmark, the Russell 1000 Value Index (with dividends reinvested), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

CORE Large Cap Value Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested December 31, 1998 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	One Year	Six Months (a)

Class A (commenced December 31, 1998)
Excluding sales charges	-4.18%	-20.43%	-8.53%
Including sales charges	-5.47%	-24.83%	-13.57%

Class B (commenced December 31, 1998)
Excluding contingent deferred sales charges	-4.92%	-21.07%	-8.84%
Including contingent deferred sales charges	-5.38%	-25.02%	-13.40%

Class C (commenced December 31, 1998)
Excluding contingent deferred sales charges	-4.89%	-21.05%	-8.83%
Including contingent deferred sales charges	-4.89%	-21.84%	-9.74%

Institutional Class (commenced December 31, 1998)	-3.82%	-20.10%	-8.34%

Service Class (commenced December 31, 1998)	-4.28%	-20.50%	-8.55%

(a)	Not annualized.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – 100.1%

Airlines – 0.2%
17,200	Alaska Air Group, Inc.*	$312,180

Banks – 18.5%
92,700	Bank of America Corp.	6,418,548
14,400	Bank One Corp.	518,832
31,900	BB&T Corp.	1,047,277
141,000	Citigroup, Inc.	4,700,940
62,100	J.P. Morgan Chase & Co.	1,408,428
17,700	M&T Bank Corp.	1,398,654
29,100	National City Corp.	803,742
41,100	Regions Financial Corp.	1,330,818
33,200	SouthTrust Corp.	896,068
41,900	SunTrust Banks, Inc.	2,356,875
55,600	U.S. Bancorp	1,163,152
36,450	Union Planters Corp.	1,003,104
11,800	UnionBanCal Corp.	491,116
104,200	Wachovia Corp.	3,697,016
105,600	Wells Fargo & Co.	4,788,960

		32,023,530

Biotechnology – 1.0%
47,500	Applera Corp. – Applied Biosystems Group*	871,625
300	Charles River Laboratories	8,973
	International, Inc.*
21,300	Gilead Sciences, Inc.*	724,200
6,200	Invitrogen Corp.*	192,448

		1,797,246

Chemicals – 2.6%
11,400	A. Schulman, Inc.	164,730
8,400	Avery Dennison Corp.	482,160
5,100	Carlisle Cos., Inc.	217,311
24,300	Ecolab, Inc.	1,191,915
7,900	Great Lakes Chemical Corp.	166,611
70,600	Sherwin-Williams Co.	1,885,020
34,900	The Goodyear Tire & Rubber Co.	139,600
5,800	The Lubrizol Corp.	167,794
3,300	The Scotts Co.*	166,155

		4,581,296

Clothing Stores – 0.1%
14,000	Limited Brands	166,320

Computer Hardware – 3.8%
67,000	Dell Computer Corp.*	1,806,320
218,619	Hewlett-Packard Co.	3,465,111
9,200	Imation Corp.*	331,200
62,500	Ingram Micro, Inc.*	647,500
7,900	Storage Technology Corp.*	182,727
6,800	Tech Data Corp.*	153,816

		6,586,674

Computer Software – 1.0%
14,200	Adobe Systems, Inc.	390,500
18,200	International Business Machines Corp.	1,418,690

		1,809,190

Construction & Real Property – 0.1%
11,000	Acuity Brands, Inc.	146,300

Consumer Durables – 0.3%
11,600	Whirlpool Corp.	571,416

Defense & Aerospace – 0.8%
5,600	ITT Industries, Inc.	314,888
16,800	Raytheon Co.	454,944
27,600	Rockwell Collins, Inc.	542,340

		1,312,172

Department Stores – 1.9%
21,400	Dillard’s, Inc.	298,530
104,200	J. C. Penney Co., Inc. (Holding Co)	2,068,370
35,400	Saks, Inc.*	272,226
15,500	Wal-Mart Stores, Inc.	744,930

		3,384,056

Drugs – 2.6%
7,902	AmerisourceBergen Corp.	434,610
7,250	Cardinal Health, Inc.	415,353
24,200	Johnson & Johnson	1,269,290
63,200	McKesson Corp.	1,683,648
12,400	Merck & Co., Inc.	654,100

		4,457,001

Electric Utility – 4.2%
70,500	Allegheny Energy, Inc.	422,295
22,100	Constellation Energy Group, Inc.	579,462
91,000	Edison International*	1,124,760
23,200	Energy East Corp.	436,624
44,900	Entergy Corp.	2,045,195
3,700	FPL Group, Inc.	207,237
97,000	PG&E Corp.*	1,236,750
20,000	Progress Energy, Inc.	778,000
17,900	Puget Energy, Inc.	362,296

		7,192,619

Electronic Equipment – 0.3%
18,100	Fisher Scientific International, Inc.*	520,013

Energy Reserves – 8.7%
41,679	ConocoPhillips	2,113,125
314,560	Exxon Mobil Corp.	10,701,331
75,400	Occidental Petroleum Corp.	2,254,460

		15,068,916

Entertainment – 0.7%
31,700	Viacom, Inc. Class B*	1,177,021

Environmental Services – 0.4%
29,900	Republic Services, Inc.*	570,193
10,500	Waste Management, Inc.	208,950

		779,143

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)

Equity REIT – 2.2%
13,700	Archstone-Smith Trust	$302,085
89,100	Equity Office Properties Trust	2,185,623
4,900	Health Care Property Investors, Inc.	173,215
30,900	Mack-Cali Realty Corp.	893,010
5,800	Simon Property Group, Inc.	200,912

		3,754,845

Financial Services – 1.7%
45,000	American Express Co.	1,511,100
25,900	Countrywide Financial Corp.	1,382,801

		2,893,901

Food & Beverages – 2.8%
20,700	Archer-Daniels-Midland Co.	225,630
4,900	Dreyer’s Grand Ice Cream, Inc.	356,720
59,400	Kraft Foods, Inc.	1,758,834
23,000	SUPERVALU, INC.	320,160
34,300	SYSCO Corp.	930,216
130,592	Tyson Foods, Inc.	1,201,446

		4,793,006

Forestry and Paper – 0.1%
6,900	Boise Cascade Corp.	166,428

Gas Utilities – 0.6%
58,200	Oneok, Inc.	1,002,786

Heavy Electrical Equipment – 0.8%
58,700	Rockwell Automation, Inc.	1,350,687

Home Products – 3.5%
14,100	Avon Products, Inc.	733,200
13,800	Colgate-Palmolive Co.	694,278
36,400	The Clorox Co.	1,540,084
9,100	The Dial Corp.	165,529
36,000	The Procter & Gamble Co.	2,946,960

		6,080,051

Hotels – 0.1%
23,400	Park Place Entertainment Corp.*	168,480

Industrial Parts – 0.5%
18,500	W.W. Grainger, Inc.	851,555

Industrial Services – 0.2%
10,600	Manpower, Inc.	321,922

Information Services – 1.3%
40,800	Moody’s Corp.	1,799,280
19,100	SunGard Data Systems, Inc.*	375,888

		2,175,168

Leisure – 1.8%
62,400	Eastman Kodak Co.	1,847,040
25,200	Polaris Industries, Inc.	1,219,680

		3,066,720

Life/ Health Insurance – 4.0%
20,600	Aetna, Inc.	867,672
62,900	MetLife, Inc.	1,646,093
48,500	Nationwide Financial Services, Inc.	1,178,550
18,600	Principal Financial, Inc.	512,802
82,600	Prudential Financial, Inc.	2,480,478
13,600	The MONY Group, Inc.	291,040

		6,976,635

Media – 5.3%
222,100	AOL Time Warner, Inc.*	2,514,172
89,436	Comcast Corp. Class A*	2,613,320
68,700	Fox Entertainment Group, Inc.*	1,836,351
22,400	General Motors Corp. Class H*	228,256
30,700	PanAmSat Corp.*	425,502
93,400	The Walt Disney Co.	1,593,404

		9,211,005

Medical Services – 0.9%
18,600	Health Net, Inc.*	467,046
38,000	Humana, Inc.*	372,400
30,300	PacifiCare Health Systems, Inc.*	654,480

		1,493,926

Mining & Metals – 1.1%
14,100	Ball Corp.	751,248
15,900	Owens-Illinois, Inc.*	143,100
81,300	United States Steel Corp.	944,706

		1,839,054

Motor Vehicles & Parts – 2.9%
141,700	AutoNation, Inc.*	1,874,691
72,900	General Motors Corp.	2,461,833
118,800	Visteon Corp.	754,380

		5,090,904

Oil Refining – 1.3%
20,267	ChevronTexaco Corp.	1,300,533
30,100	Marathon Oil Corp.	695,009
6,000	Valero Energy Corp.	234,060

		2,229,602

Oil Services – 1.0%
79,800	Transocean, Inc.*	1,811,460

Property/ Casualty Insurance – 4.3%
38,700	Allstate Corp.	1,224,081
25,700	American International Group, Inc.	1,266,753
54,800	CNA Financial Corp.*	1,259,852
21,500	Fidelity National Financial, Inc.	705,845
14,500	First American Corp.	334,950
43,600	Loews Corp.	1,905,756
42,809	Travelers Property Casualty Corp. Class B	680,663

		7,377,900

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Shares	Description	Value
Common Stocks – (continued)

Publishing – 1.2%
33,400	Deluxe Corp.	$1,346,020
4,600	The McGraw-Hill Cos., Inc.	258,704
10,900	Tribune Co.	488,865

		2,093,589

Railroads – 0.2%
16,600	Burlington Northern Santa Fe Corp.	415,000

Restaurants – 0.5%
25,600	ARAMARK Corp. Class B*	561,920
14,300	Starbucks Corp.*	335,335

		897,255

Securities & Asset Management – 4.2%
20,300	Franklin Resources, Inc.	663,201
43,900	Lehman Brothers Holdings, Inc.	2,430,743
34,000	Merrill Lynch & Co., Inc.	1,158,720
25,000	Morgan Stanley Dean Witter & Co.	921,250
32,600	The Bear Stearns Companies, Inc.	2,042,064

		7,215,978

Semiconductors – 0.6%
28,200	Arrow Electronics, Inc.*	405,516
69,500	Avnet, Inc.*	715,850

		1,121,366

Specialty Retail – 1.5%
14,400	Big Lots, Inc.*	159,120
7,100	CVS Corp.	176,790
22,700	PETsMART, Inc.*	339,365
103,100	Staples, Inc.*	1,784,661
18,500	Toys ‘R‘ Us, Inc.*	149,480

		2,609,416

Telephone – 5.4%
32,602	AT&T Corp.	604,441
9,600	BCE, Inc.	179,904
17,000	BellSouth Corp.	368,390
11,100	CenturyTel, Inc.	304,140
85,564	SBC Communications, Inc.	1,779,731
178,100	Sprint Corp.	2,261,870
110,678	Verizon Communications, Inc.	3,827,246

		9,325,722

Thrifts – 0.4%
21,000	Washington Mutual, Inc.	725,130

Tobacco – 0.9%
38,100	R.J. Reynolds Tobacco Holdings, Inc.	1,520,571

Truck/ Sea/ Air Freight – 0.7%
16,400	Airborne, Inc.	230,256
18,900	FedEx Corp.	971,460

		1,201,716

Wireless Telecommunications – 0.9%
13,100	ALLTEL Corp.	568,802
60,000	AT&T Wireless Services, Inc.*	354,600
26,000	United States Cellular Corp.*	633,100

		1,556,502

TOTAL COMMON STOCKS
(Cost $193,497,494)		$173,223,373

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $193,497,494)		$173,223,373

Securities Lending Collateral – 2.7%

4,649,200	Boston Global Investment Trust – Enhanced Portfolio	$4,649,200

TOTAL SECURITIES LENDING COLLATERAL
(Cost $4,649,200)		$4,649,200

TOTAL INVESTMENTS
(Cost $198,146,694)		$177,872,573

*	Non-income producing security.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
REIT	—	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Performance Summary
February 28, 2003 (Unaudited)

The following graph shows the value, as of February 28, 2003, of a $10,000 investment made on August 15, 1997 (commencement of operations) in Institutional Shares at NAV of the Goldman Sachs CORE International Equity Fund. For comparative purposes, the performance of the Fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (with dividends reinvested) (“MSCI EAFE Index”), is shown. This performance data represents past performance and should not be considered indicative of future performance which will fluctuate with changes in market conditions. These performance fluctuations will cause an investor’s shares, when redeemed, to be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of Class A, Class B, Class C and Service Shares will vary from Institutional Shares due to differences in fees and loads.

CORE International Equity Fund’s Lifetime Performance

Growth of a $10,000 Investment, Distributions Reinvested August 15, 1997 to February 28, 2003.

Average Annual Total Return through February 28, 2003	Since Inception	Five Years	One Year	Six Months (a)

Class A (commenced August 15, 1997)
Excluding sales charges	-6.35%	-6.83%	-17.20%	-13.37%
Including sales charges	-7.29%	-7.88%	-21.78%	-18.16%

Class B (commenced August 15, 1997)
Excluding contingent deferred sales charges	-6.77%	-7.25%	-17.50%	-13.51%
Including contingent deferred sales charges	-6.94%	-7.62%	-21.62%	-17.83%

Class C (commenced August 15, 1997)
Excluding contingent deferred sales charges	-6.76%	-7.26%	-17.55%	-13.57%
Including contingent deferred sales charges	-6.76%	-7.26%	-18.38%	-14.44%

Institutional Class (commenced August 15, 1997)	-5.72%	-6.20%	-16.61%	-13.05%

Service Class (commenced August 15, 1997)	-6.18%	-6.66%	-17.00%	-13.30%

(a)	Not annualized.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments
February 28, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – 92.4%

Australia – 5.9%
8,200	Ansell Ltd.* (Health & Personal Care)	$28,560
100,200	Aristocrat Leisure Ltd. (Leisure & Tourism)	108,414
152,700	Australia & New Zealand Banking Group Ltd. (Banking)	1,524,083
114,295	BHP Ltd. (Energy Sources)	635,689
148,500	Boral Ltd. (Building Materials & Components)	400,780
83,600	CFS Gandel Retail Trust (Real Estate)	66,061
79,200	Coca-Cola Amatil Ltd. (Beverages & Tobacco)	273,926
27,600	Coles Myer Ltd. (Merchandising)	95,124
27,100	Commonwealth Bank of Australia (Banking)	404,241
69,600	CSR Ltd. (Building Materials & Components)	274,991
305,300	David Jones Ltd. (Merchandising)	205,990
357,200	Deutsche Office Trust (Real Estate)	236,665
102,700	Futuris Corp. Ltd. (Food & Household Products)	91,766
77,400	General Property Trust (Real Estate)	130,322
2,700	Goodman Fielder Ltd. (Food & Household Products)	2,905
8,300	Iluka Resources Ltd. (Miscellaneous Materials & Commodities)	20,836
51,400	John Fairfax Holdings Ltd. (Broadcasting & Publishing)	92,168
60,600	Leighton Holdings Ltd. (Construction & Housing)	331,153
42,500	Lend Lease Corp. Ltd. (Real Estate)	225,011
237,000	M.I.M. Holdings Ltd. (Metals – Non Ferrous)	204,566
9,400	Macquarie Bank Ltd. (Financial Services)	141,759
21,272	Mayne Nickless Ltd. (Business & Public Services)	40,859
62,300	National Australia Bank Ltd. (Banking)	1,094,416
169,600	OneSteel Ltd. (Metals – Steel)	175,255
69,600	PaperlinX Ltd. (Forestry & Paper Products)	219,993
81,000	Publishing & Broadcasting Ltd. (Broadcasting & Publishing)	379,116
13,100	Rio Tinto Ltd. (Metals – Non Ferrous)	266,755
234,900	Santos Ltd. (Energy Sources)	835,286
7,110	Stockland Trust Group (Real Estate)	21,004
800	TAB Ltd. (Leisure & Tourism)	1,527
200	TABCORP Holdings Ltd. (Leisure & Tourism)	1,216
323,000	Telstra Corp. Ltd. (Telecommunications)	785,342
97,400	The News Corp. Ltd. (Broadcasting & Publishing)	603,295
6,400	Wesfarmers Ltd. (Multi-Industry)	99,084
116,180	Westfield Trust (Real Estate)	228,809
143,000	Westpac Banking Corp. Ltd. (Banking)	1,221,262

		11,468,229

Belgium – 3.2%
12,600	Agfa Gevaert NV (Recreation and Other Consumer Goods)	271,508
7,150	Barco NV (Electronic Components & Instruments)	369,952
2,100	Bekaert NV (Industrial Components)	74,136
950	Colruyt NV (Merchandising)	56,374
2,700	Delhaize Group (Merchandising)	41,154
120,550	Dexia (Banking)	1,100,650
6,500	Electrabel SA (Utilities – Electrical & Gas)	1,632,555
130,550	Fortis (Financial Services)	1,787,225
14,350	KBC Bankverzekeringsholding (Banking)	433,739
500	S.A. D’ Ieteren NV (Wholesale and International Trade)	57,293
6,150	Solvay SA (Chemicals)	364,616

		6,189,202

Finland – 0.5%
29,200	Fortum Oyj (Energy Sources)	192,004
40,550	Nokia Oyj (Electrical & Electronics)	542,015
28,100	Sampo Oyj (Insurance)	175,684

		909,703

France – 6.7%
21,150	Accor SA (Leisure & Tourism)	649,761
29,850	Air France (Transportation – Airlines)	282,834
35,650	Alcatel SA (Electrical & Electronics)	257,089
5,600	Aventis SA (Health & Personal Care)	254,319
2,100	Axa (Insurance)	25,670
26,210	BNP Paribas SA (Banking)	1,084,918
3,200	Cap Gemini SA (Business & Public Services)	83,821
29,650	Carrefour SA (Merchandising)	1,123,437
20,550	Casino Guichard-Perrachon SA (Merchandising)	1,174,049
27,200	Compagnie de Saint-Gobain (Building Materials & Components)	821,846
3,000	France Telecom SA (Telecommunications)	66,488
600	L’Oreal SA (Appliances & Household Durables)	38,742

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

France – (continued)
6,850	Lagardere S.C.A. (Broadcasting & Publishing)	$252,162
9,500	LVMH Moet Hennessy Louis Vuitton SA (Recreation and Other Consumer Goods)	392,417
800	Publicis Groupe (Business & Public Services)	14,419
25,800	Renault SA (Automobiles)	1,090,751
2,350	Sagem SA (Electrical & Electronics)	152,371
9,350	Sanofi-Synthelabo SA (Health & Personal Care)	500,112
34,900	Societe Generale Series A (Banking)	1,873,498
5,850	Thomson SA* (Appliances & Household Durables)	81,978
17,450	TotalFinaElf SA (Energy Sources)	2,306,133
5,900	TotalFinaElf SA ADR (Energy Sources)	387,925

		12,914,740

Germany – 8.6%
3,550	Allianz AG (Insurance)	254,324
750	Altana AG (Health & Personal Care)	31,061
90,550	BASF AG (Chemicals)	3,301,114
4,050	Bayer AG (Chemicals)	53,480
20,250	Bayerische Hypo-und Vereinsbank AG (HVB Group) (Banking)	194,273
42,650	DaimlerChrysler AG (Automobiles)	1,305,677
29,150	Deutsche Lufthansa AG* (Transportation – Airlines)	246,979
84,150	Deutsche Telekom AG (Telecommunications)	967,870
63,500	E.On AG (Utilities – Electrical & Gas)	2,710,613
2,100	Fresenius Medical Care AG (Health & Personal Care)	88,759
21,550	Infineon Technologies AG* (Electronic Components & Instruments)	136,824
2,650	KarstadtQuelle AG (Merchandising)	34,393
28,576	Linde AG (Chemicals)	819,065
8,250	MAN AG (Machinery & Engineering)	119,790
21,500	Merck KGaA (Health & Personal Care)	519,141
12,350	Metro AG (Merchandising)	231,641
3,250	MLP AG (Financial Services)	24,628
16,100	Muenchener Rueckversicherungs-Gesellschaft AG (Insurance)	1,450,530
9,350	SAP AG (Business & Public Services)	781,714
3,900	Schering AG (Health & Personal Care)	145,921
42,462	Siemens AG (Multi-Industry)	1,683,491
37,850	Volkswagen AG (Automobiles)	1,513,695

		16,614,983

Hong Kong – 3.5%
14,000	ASM Pacific Technology Ltd. (Electronic Components & Instruments)	32,132
285,600	Bank of East Asia Ltd. (Banking)	532,822
218,000	Boc Hong Kong Holdings Ltd* (Banking)	223,618
283,000	Cathay Pacific Airways Ltd. (Transportation – Airlines)	395,525
52,000	Cheung Kong (Holdings) Ltd. (Real Estate)	326,709
263,500	CLP Holdings Ltd. (Utilities – Electrical & Gas)	1,081,164
27,000	Esprit Holdings Ltd. (Merchandising)	52,622
74,100	Hang Seng Bank Ltd. (Banking)	809,979
83,500	Hongkong Electric Holdings Ltd. (Utilities – Electrical & Gas)	318,518
191,000	Hutchison Whampoa Ltd. (Multi-Industry)	1,146,147
342,000	Hysan Development Co. Ltd. (Real Estate)	263,111
20,000	Johnson Electric Holdings Ltd. (Electrical & Electronics)	22,311
131,000	New World Development Co. Ltd. (Real Estate)	59,630
437,400	PCCW Ltd.* (Telecommunications)	286,029
180,000	Shangri-La Asia Ltd. (Leisure & Tourism)	129,247
126,000	Sino Land Co. Ltd. (Real Estate)	37,966
107,000	Sun Hung Kai Properties Ltd. (Real Estate)	602,295
70,500	Swire Pacific Ltd. Series A (Financial Services)	298,308
99,000	The Wharf (Holdings) Ltd. (Financial Services)	203,103

		6,821,236

Japan – 26.1%
3,600	Acom Co. (Financial Services)	118,158
7,300	Aiful Corp. (Financial Services)	274,796
226,000	Alps Electric Co. Ltd. (Electronic Components & Instruments)	2,760,597
27,700	Autobacs Seven Co. Ltd. (Merchandising)	592,827
3,000	Benesse Corp. (Business & Public Services)	35,529
19,000	Bridgestone Corp. (Industrial Components)	214,567

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
41,000	Canon, Inc. (Electronic Components & Instruments)	$1,480,946
11,200	Chubu Electric Power Co., Inc. (Utilities – Electrical & Gas)	205,592
42,000	Dai Nippon Printing Co. Ltd. (Business & Public Services)	424,210
214,000	Daicel Chemical Industries (Chemicals)	696,950
110,800	Denso Corp. (Industrial Components)	1,658,040
138	East Japan Railway Co. (Transportation – Road & Rail)	636,214
205,000	Fuji Electric Co. Ltd. (Machinery & Engineering)	364,167
10,000	Fujikura Ltd. (Metals – Non Ferrous)	25,124
80,000	Gunze Ltd. (Textiles & Apparel)	293,025
3,000	Hankyu Department Stores, Inc. (Merchandising)	15,430
8,000	Hitachi Cable Ltd. (Metals – Non Ferrous)	17,730
307,000	Hitachi Ltd. (Electronic Components & Instruments)	1,272,512
84,300	Isetan Co. Ltd. (Merchandising)	557,650
51,000	Ishikawajima-Harima Heavy Industries Co. Ltd. (Machinery & Engineering)	51,339
8,000	Itochu Corp. (Wholesale and International Trade)	19,084
15,600	Itochu Techno-Science Corp. (Business & Public Services)	278,442
58,600	JFE Holdings, Inc.* (Metals – Steel)	851,129
485,000	Kawasaki Heavy Industries Ltd.* (Machinery & Engineering)	422,578
11,000	Konica Corp. (Recreation and Other Consumer Goods)	88,305
182,000	KUBOTA Corp. (Machinery & Engineering)	466,489
44,900	Kyocera Corp. (Electronic Components & Instruments)	2,358,660
29,000	KYOWA EXEO Corp. (Construction & Housing)	81,935
147,000	Kyowa Hakko Kogyo Co. Ltd. (Health & Personal Care)	622,992
8,600	Kyushu Electric Power Co., Inc. (Utilities – Electrical & Gas)	126,437
14,700	Meitec Corp. (Business & Public Services)	346,936
197	Millea Holdings, Inc.* (Insurance)	1,364,827
75,000	Mitsubishi Electric* (Electrical & Electronics)	200,482
141	Mitsubishi Tokyo Financial Group, Inc. (Banking)	624,997
371,000	Mitsui Chemicals, Inc. (Chemicals)	1,424,811
10,000	Mitsui Co. (Wholesale and International Trade)	53,716
72	Mizuho Holdings, Inc. (Banking)	63,951
58,100	Namco Ltd. (Leisure & Tourism)	928,892
19,000	Nichirei Corp. (Food & Household Products)	57,057
459,000	Nippon Express Co. Ltd. (Transportation – Road & Rail)	1,813,247
34,000	Nippon Mining Holdings, Inc. (Energy Sources)	56,372
71,000	Nippon Steel Corp. (Metals – Steel)	97,297
386	Nippon Telephone & Telegraph Corp. (Telecommunications)	1,397,522
53,000	Nishimatsu Construction Co. Ltd. (Construction & Housing)	153,779
261,200	Nissan Motor Co. Ltd. (Automobiles)	1,959,856
568	NTT DoCoMo, Inc. (Telecommunications)	1,071,471
1,700	Promise Co. Ltd. (Financial Services)	55,509
218,400	Sankyo Co. Ltd. (Health & Personal Care)	2,915,326
101,000	Sapporo Breweries Ltd. (Beverages & Tobacco)	196,506
21,400	Skylark Co. Ltd. (Leisure & Tourism)	264,117
101,600	Sony Corp. (Appliances & Household Durables)	3,858,935
44,000	Sumitomo Chemical Co. Ltd. (Chemicals)	148,881
195,000	Sumitomo Corp. (Wholesale and International Trade)	913,843
76	Sumitomo Mitsui Financial Group, Inc. (Banking)	177,439
165,000	Sumitomo Osaka Cement Co. Ltd. (Building Materials & Components)	256,820
15,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	58,114
163,000	Taiheiyo Cement Corp. (Building Materials & Components)	271,632
33,200	Takeda Chemical Industries Ltd. (Health & Personal Care)	1,224,481
19,600	Takefuji Corp. (Financial Services)	971,586
37,000	TEIJIN Ltd. (Chemicals)	92,019
338,000	The Bank of Yokohama Ltd. (Banking)	1,240,892
33,200	The Kansai Electric Power Co., Inc. (Utilities – Electrical & Gas)	503,554
88,000	The Nomura Securities Co. Ltd. (Financial Services)	1,034,725
14,300	TIS, Inc. (Business & Public Services)	199,110
28,200	Tohoku Electric Power Co., Inc. (Utilities – Electrical & Gas)	408,633

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

Japan – (continued)
49,400	Tokyo Electric Power (Utilities – Electrical & Gas)	$950,683
3,000	Tokyo Electron Ltd. (Electronic Components & Instruments)	136,785
181,000	Toppan Printing Co. Ltd. (Business & Public Services)	1,246,322
367,000	Toray Industries, Inc. (Chemicals)	800,964
20,000	Toyo Seikan Kaisha (Miscellaneous Materials & Commodities)	221,630
111,800	Toyota Motor Corp. (Automobiles)	2,624,413
40	UFJ Holdings, Inc.* (Banking)	47,033
73,000	UNY Co. Ltd. (Merchandising)	576,145
56	West Japan Railway (Transportation – Road & Rail)	181,432
10,200	Yamada Denki Co. Ltd. (Merchandising)	205,786
3,000	Yamaha Motor Co. Ltd. (Recreation and Other Consumer Goods)	23,525
4,000	Yamanouchi Pharmaceutical Co. Ltd. (Health & Personal Care)	108,954

		50,542,461

Netherlands – 5.9%
87,700	ABN AMRO Holding NV (Banking)	1,394,409
30,415	Aegon NV (Insurance)	326,219
600	Akzo Nobel NV (Chemicals)	12,994
134,350	European Aeronautic Defense and Space Co. (Aerospace & Military Technology)	1,168,718
178,008	ING Groep NV (Financial Services)	2,408,140
60,600	Koninklijke (Royal) KPN NV* (Telecommunications)	401,741
5,800	Koninklijke Vendex KBB NV (Merchandising)	41,764
102,300	Oce NV (Electronic Components & Instruments)	922,996
39,200	Royal Dutch Petroleum Co. (Energy Sources)	1,552,894
56,100	Unilever NV (Food & Household Products)	3,180,879
1,200	VNU NV (Broadcasting & Publishing)	26,401

		11,437,155

Spain – 3.0%
8,000	Amadeus Global Travel Distribution SA* (Data Processing & Reproduction)	36,823
84,000	Banco Bilbao Vizcaya SA (Banking)	716,233
86,600	Endesa SA* (Utilities – Electrical & Gas)	1,036,190
21,200	Grupo Ferrovial SA (Construction & Housing)	558,516
37,200	Iberia Lineas Aereas de Espana SA (Transportation – Airlines)	52,129
139,950	Repsol SA (Energy Sources)	1,961,168
131,000	Telefonica de Espana SA* (Telecommunications)	1,270,903
2,600	Union Electric Fenosa (Utilities – Electrical & Gas)	32,875
4,400	Zeltia SA (Health & Personal Care)	26,798

		5,691,635

Sweden – 4.3%
9,300	Atlas Copco AB (Machinery & Engineering)	197,449
5,800	Atlas Copco AB Series B (Machinery & Engineering)	115,635
14,600	Gambro AB (Health & Personal Care)	61,136
36,900	Gambro AB Series B (Health & Personal Care)	154,081
28,200	Hennes & Mauritz AB Series B (Merchandising)	595,399
2,400	Modern Times Group MTG AB* (Broadcasting & Publishing)	17,079
900	Nobel Biocare Holding AG* (Health & Personal Care)	50,972
23,800	Nordea AB (Banking)	103,859
4,200	OM AB (Financial Services)	18,575
59,100	Skandia Forsakrings AB (Insurance)	118,176
180,700	Skandinaviska Enskilda Banken AB (Banking)	1,604,720
6,800	SKF AB (Machinery & Engineering)	179,964
61,000	SKF AB Series B (Machinery & Engineering)	1,610,796
62,225	Svenska Cellulosa AB Series B (Forestry & Paper Products)	1,921,270
6,000	Tele2 AB Series B* (Telecommunications)	173,260
1,270,129	Telefonaktiebolaget LM Ericsson AB Series B* (Electrical & Electronics)	829,154
156,100	TeliaSonera AB (Telecommunications)	525,126

		8,276,651

Switzerland – 3.3%
28,625	Clariant AG* (Chemicals)	209,433
14,357	Credit Suisse Group (Banking)	267,370
701	Logitech International SA* (Electronic Components & Instruments)	23,499
3,863	Nestle SA (Food & Household Products)	777,814
44,393	Novartis AG (Health & Personal Care)	1,630,543

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)

Switzerland – (continued)
11,380	Roche Holding AG (Health & Personal Care)	$683,631
557	SGS Societe Generale de Surveillance Holding SA (Business & Public Services)	188,974
46,130	Swatch Group AG (Recreation and Other Consumer Goods)	777,424
5,123	Swiss Re (Insurance)	275,826
3,183	Swisscom AG (Telecommunications)	946,085
11,801	UBS AG (Banking)	495,244
1,648	Zurich Financial Services AG (Insurance)	139,779

		6,415,622

United Kingdom – 21.4%
24,800	Amersham PLC (Health & Personal Care)	168,025
47,800	AstraZeneca PLC (Health & Personal Care)	1,540,661
21,300	BAA PLC (Business & Public Services)	145,150
566,200	Barclays PLC (Banking)	3,270,283
81,900	BBA Group PLC (Business & Public Services)	187,219
355,150	BHP Billiton PLC (Metals – Non Ferrous)	1,844,485
1,533	BP PLC ADR (Energy Sources)	58,422
874,000	BP PLC (Energy Sources)	5,502,003
148,100	Brambles Industries PLC (Business & Public Services)	350,785
168,600	British American Tobacco PLC (Beverages & Tobacco)	1,645,124
39,800	British Land Co. PLC (Real Estate)	268,714
18,400	British Sky Broadcasting Group PLC* (Broadcasting & Publishing)	182,000
799,400	BT Group PLC (Telecommunications)	2,056,986
145,300	Carlton Communications PLC (Broadcasting & Publishing)	194,372
42,800	CGNU PLC (Insurance)	266,572
9,500	Daily Mail and General Trust (Broadcasting & Publishing)	72,363
23,100	Diageo PLC (Beverages & Tobacco)	229,035
18,800	EMI Group PLC (Broadcasting & Publishing)	31,437
136,300	George Wimpey PLC (Construction & Housing)	581,319
232,900	GKN PLC (Industrial Components)	577,297
92,778	GlaxoSmithKline PLC (Health & Personal Care)	1,629,516
36,750	GlaxoSmithKline PLC ADR (Health & Personal Care)	1,288,087
71,300	HBOS PLC (Banking)	742,843
163,277	HSBC Holdings PLC (Banking)	1,757,642
190,500	IMI PLC (Machinery & Engineering)	695,556
38,000	Imperial Chemical Industries PLC (Chemicals)	90,903
93,700	J Sainsbury PLC (Merchandising)	342,119
15,400	Kelda Group PLC (Utilities – Electrical & Gas)	99,370
130,500	Kidde PLC (Machinery & Engineering)	117,581
55,137	Land Securities Group PLC (Real Estate)	645,603
62,200	Lloyds TSB Group PLC (Banking)	346,532
28,000	Man Group PLC (Financial Services)	376,768
135,800	Marks & Spencer Group PLC (Merchandising)	652,921
44,975	National Grid Transco PLC (Utilities – Electrical & Gas)	288,789
146,900	P & O Princess Cruises PLC (Leisure & Tourism)	922,453
78,800	Provident Financial PLC (Financial Services)	712,468
14,400	Prudential PLC (Insurance)	76,600
129,300	Rank Group PLC (Leisure & Tourism)	475,154
30,500	Reed Elsevier PLC (Broadcasting & Publishing)	222,484
68,600	Rentokil Initial PLC (Business & Public Services)	197,302
156,700	Rexam PLC (Miscellaneous Materials & Commodities)	795,948
70,353	Royal Bank of Scotland Group PLC (Banking)	1,608,783
46,100	SABMiller PLC (Beverages & Tobacco)	283,679
5,300	Safeway PLC (Merchandising)	24,648
52,300	Scottish and Southern Energy PLC (Utilities – Electrical & Gas)	518,551
46,300	Scottish Power PLC (Utilities – Electrical & Gas)	265,600
11,800	Shell Transport & Trading Co. PLC (Energy Sources)	68,294
4,100	Shell Transport & Trading Co. PLC ADR (Energy Sources)	142,393
12,500	Tate & Lyle PLC (Food & Household Products)	54,640
210,700	Unilever PLC (Food & Household Products)	1,876,853
100,800	United Utilities PLC (Utilities – Electrical & Gas)	935,970

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Statement of Investments (continued)
February 28, 2003 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)

United Kingdom – (continued)
206,401	Vodafone Group PLC (Telecommunications)	$369,498
156,600	Vodafone Group PLC ADR (Telecommunications)	2,834,460
106,900	Wolseley PLC (Wholesale and International Trade)	842,878

		41,475,138

TOTAL COMMON STOCKS
(Cost $202,878,252)		$178,756,755

Preferred Stocks – 0.5%

Australia – 0.3%
85,200	The News Corp. Ltd. (Broadcasting & Publishing)	$442,276

Germany – 0.2%
1,550	Fresenius Medical (Health & Personal Care)	47,635
12,000	Volkswagen AG (Automobiles)	351,843

		399,478

TOTAL PREFERRED STOCKS
(Cost $1,047,591)		$841,754

Dividend Right Certificates – 0.0%

Switzerland – 0.0%
619	Roche Holding AG (Health & Personal Care)	$59,921

TOTAL DIVIDEND RIGHT CERTIFICATES
(Cost $63,595)		$59,921

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Government Agency Obligation – 0.6%

United States – 0.6%
Federal National Mortgage Association #
$1,200,000	0.80%	4/30/2003	$1,197,523

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
(Cost $1,197,580)			$1,197,523

Short-Term Obligation – 5.9%

State Street Bank & Trust Euro — Time Deposit
$11,387,000	1.25%	03/03/2003	$11,387,000

TOTAL SHORT-TERM OBLIGATION
(Cost $11,387,000)			$11,387,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL
(Cost $216,574,018)			$192,242,953

Shares	Description	Value
Securities Lending Collateral – 7.7%

14,939,543	Boston Global Investment Trust – Enhanced Portfolio	$14,939,543

TOTAL SECURITIES LENDING COLLATERAL
(Cost $14,939,543)		$14,939,543

TOTAL INVESTMENTS
(Cost $231,513,561)		$207,182,496

*	Non-income producing security.

#	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

°	Interest rates represent annualized yield on date at purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Investment Abbreviations:
ADR	—	American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

As % of
Total Net
Assets
Common and Preferred Stock Industry Classifications†

Aerospace & Military Technology	0.6%
Appliances & Household Durables	2.1
Automobiles	4.6
Banking	12.9
Beverages & Tobacco	1.4
Broadcasting & Publishing	1.4
Building Materials & Components	1.1
Business & Public Services	2.3
Chemicals	4.1
Construction & Housing	0.9
Electrical & Electronics	1.0
Electronic Components & Instruments	4.9
Energy Sources	7.1
Financial Services	4.4
Food & Household Products	3.1
Forestry & Paper Products	1.1
Health & Personal Care	7.1
Industrial Components	1.3
Insurance	2.3
Leisure & Tourism	1.8
Machinery & Engineering	2.2
Merchandising	3.4
Metals – Non Ferrous	1.2
Metals – Steel	0.6
Miscellaneous Materials & Commodities	0.5
Multi-Industry	1.5
Real Estate	1.6
Recreation and Other Consumer Goods	0.8
Telecommunications	6.8
Textiles & Apparel	0.2
Transportation – Airlines	0.5
Transportation – Road & Rail	1.4
Utilities – Electrical & Gas	5.7
Wholesale and International Trade	1.0

TOTAL COMMON AND PREFERRED STOCK	92.9%

†	Industry concentrations greater than one tenth of one percent are disclosed.

The accompanying notes are an integral part of these financial statements.

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Assets and Liabilities
February 28, 2003 (Unaudited)

CORE U.S.
Equity Fund

Assets:

Investment in securities, at value (identified cost $596,303,743, $343,859,867, $218,021,794, $193,497,494 and $216,574,018, respectively)	$569,381,744
Securities lending collateral, at value	6,955,000
Cash, at value(a)	625,000
Receivables:
Dividends and interest, at value	1,111,144
Fund shares sold	241,936
Investment securities sold, at value	—
Reimbursement from adviser	24,341
Variation margin	702
Securities lending income	895
Other assets	10,191

Total assets	578,350,953

Liabilities:

Due to Bank	272,098
Payables:
Payable upon return of securities loaned	6,955,000
Investment securities purchased, at value	—
Fund shares repurchased	1,913,051
Amounts owed to affiliates	542,262
Variation margin	—
Accrued expenses, at value	92,585

Total liabilities	9,774,996

Net Assets:

Paid-in capital	792,075,059
Accumulated undistributed net investment income (loss)	1,341,989
Accumulated net realized loss on investment, futures and foreign currency related transactions	(197,919,092)
Net unrealized loss on investments, futures and translation of assets and liabilities denominated in foreign currencies	(26,921,999)

NET ASSETS	$568,575,957

Net asset value, offering and redemption price per share:(b)
Class A	$18.74
Class B	$17.85
Class C	$17.79
Institutional	$19.06
Service	$18.61

Shares Outstanding:
Class A	16,307,490
Class B	5,982,674
Class C	1,766,370
Institutional	6,229,296
Service	320,828

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	30,606,658

(a)	Includes restricted cash of $625,000, $625,000, $700,000 and $650,000, respectively, for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity and CORE Large Cap Value Funds relating to initial margin requirements on futures transactions.
(b)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds is $19.83, $8.84, $9.03, $8.41 and $6.69, respectively. At redemption, Class B and Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

46     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$326,948,895	$202,712,479	$173,223,373	$192,242,953
1,440,000	7,168,480	4,649,200	14,939,543
625,000	700,000	650,000	301,955

418,777	133,585	379,703	441,291
266,888	223,073	212,867	2,653,387
19,383,635	22,139,463	—	597,243
19,214	50,892	1,991	—
187	—	63	816,229
554	18,787	516	7,606
3,729	2,152	12,585	2,310

349,106,879	233,148,911	179,130,298	212,002,517

1,350,445	486,146	698,325	—

1,440,000	7,168,480	4,649,200	14,939,543
18,694,071	21,110,312	—	814,625
702,860	1,042,718	526,612	2,488,865
323,850	183,456	128,720	193,111
—	450	—	—
84,676	119,970	67,709	106,721

22,595,902	30,111,532	6,070,566	18,542,865

716,812,648	233,577,272	234,027,606	335,274,941

(198,243)	478,038	455,784	236,229
(373,192,456)	(15,711,336)	(41,149,537)	(117,342,578)
(16,910,972)	(15,306,595)	(20,274,121)	(24,708,940)

$326,510,977	$203,037,379	$173,059,732	$193,459,652

$8.35	$8.53	$7.95	$6.32
$8.00	$8.16	$7.89	$6.26
$8.00	$8.18	$7.90	$6.26
$8.49	$8.69	$7.95	$6.42
$8.29	$8.47	$7.97	$6.35

13,673,168	7,877,813	7,558,173	10,184,802
10,227,889	1,704,169	2,024,265	824,138
4,220,856	1,304,420	1,370,379	591,072
11,365,178	9,908,160	10,801,952	18,710,657
36,847	2,974,615	33,010	3,993

39,523,938	23,769,177	21,787,779	30,314,662

The accompanying notes are an integral part of these financial statements.      47

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Operations
For the Six Months Ended February 28, 2003 (Unaudited)

CORE U.S.
Equity Fund

Investment income:

Dividends(a)	$5,198,836
Interest (including securities lending income of $6,331, $8,166, $59,714, $1,139 and $41,108, respectively)	14,825

Total income	5,213,661

Expenses:

Management fees	2,322,533
Distribution and Service fees(b)	1,157,505
Transfer Agent fees(b)	479,705
Custodian and accounting fees	91,482
Registration fees	28,219
Printing fees	23,025
Professional fees	16,646
Service share fees	15,627
Trustee fees	5,584
Other	77,817

Total expenses	4,218,143

Less — expense reductions	(347,428)

Net expenses	3,870,715

NET INVESTMENT INCOME (LOSS)	1,342,946

Realized and unrealized gain (loss) on investment, futures and foreign currency related transactions:

Net realized gain (loss) from:
Investment transactions	(43,918,075)
Futures transactions	(211,682)
Foreign currency related transactions	(35)
Net change in unrealized gain (loss) on:
Investments	(4,024,410)
Futures	153,740
Translation of assets and liabilities denominated in foreign currencies	—

Net realized and unrealized loss on investment, futures and foreign currency related transactions	(48,000,462)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,657,516)

(a)	For the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, foreign taxes withheld on dividends were $2,290, $7,887, $595, $1,930 and $150,972, respectively.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees			Transfer Agent Fees

Fund	Class A	Class B	Class C	Class A	Class B	Class C	Institutional	Service

CORE U.S. Equity	$404,914	$583,011	$169,580	$307,735	$110,772	$32,220	$27,728	$1,250
CORE Large Cap Growth	156,517	454,954	187,539	118,953	86,441	35,632	21,709	75
CORE Small Cap Equity	84,713	77,244	53,931	64,382	14,676	10,247	15,577	5,397
CORE Large Cap Value	86,945	86,775	57,241	66,078	16,487	10,876	19,376	53
CORE International Equity	175,352	28,548	17,846	66,634	5,424	3,391	27,550	4

48     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$2,200,401	$1,553,859	$2,289,927	$1,612,063
15,880	84,095	6,582	91,490

2,216,281	1,637,954	2,296,509	1,703,553

1,359,860	845,224	586,510	923,052
799,010	215,888	230,961	221,746
262,810	110,279	112,870	103,003
69,798	117,662	55,518	203,322
36,638	46,989	38,944	49,360
23,025	23,025	23,075	6,650
13,919	10,215	10,729	22,347
933	67,463	661	50
5,584	5,584	5,584	5,608
76,824	51,905	50,615	43,859

2,648,401	1,494,234	1,115,467	1,578,997

(234,758)	(197,156)	(108,002)	(185,293)

2,413,643	1,297,078	1,007,465	1,393,704

(197,362)	340,876	1,289,044	309,849

(39,891,231)	(11,098,544)	(17,779,775)	(28,528,728)
(338,996)	(926,170)	83,817	(2,548,186)
(288)	—	(25)	(100,690)
10,288,269	(5,368,929)	(523,252)	(3,142,365)
72,127	8,960	30,805	(293,206)
—	—	—	(22,724)

(29,870,119)	(17,384,683)	(18,188,430)	(34,635,899)

$(30,067,481)	$(17,043,807)	$(16,899,386)	$(34,326,050)

The accompanying notes are an integral part of these financial statements.      49

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets
For the Six Months Ended February 28, 2003 (Unaudited)

CORE U.S.
Equity Fund

From operations:

Net investment income (loss)	$1,342,946
Net realized loss on investment, futures and foreign currency related transactions	(44,129,792)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(3,870,670)

Net decrease in net assets resulting from operations	(46,657,516)

Distributions to shareholders:

From net investment income
Class A Shares	(161,844)
Class B Shares	—
Class C Shares	—
Institutional Shares	(713,755)
Service Shares	—

Total distributions to shareholders	(875,599)

From share transactions:

Proceeds from sales of shares	56,649,338
Reinvestment of dividends and distributions	799,387
Cost of shares repurchased	(115,662,697)

Net increase (decrease) in net assets resulting from share transactions	(58,213,972)

TOTAL INCREASE (DECREASE)	(105,747,087)

Net assets:

Beginning of period	674,323,044

End of period	$568,575,957

Accumulated undistributed net investment income (loss)	$1,341,989

50     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$(197,362)	$340,876	$1,289,044	$309,849
(40,230,515)	(12,024,714)	(17,695,983)	(31,177,604)
10,360,396	(5,359,969)	(492,447)	(3,458,295)

(30,067,481)	(17,043,807)	(16,899,386)	(34,326,050)

—	—	(392,658)	(583,742)
—	—	(29,796)	(1,890)
—	—	(19,414)	(3,485)
—	—	(758,925)	(1,881,591)
—	—	(721)	(153)

—	—	(1,201,514)	(2,470,861)

43,055,965	85,731,780	27,711,217	184,877,616
—	—	1,189,244	2,429,168
(99,655,885)	(37,705,035)	(54,467,172)	(228,728,027)

(56,599,920)	48,026,745	(25,566,711)	(41,421,243)

(86,667,401)	30,982,938	(43,667,611)	(78,218,154)

413,178,378	172,054,441	216,727,343	271,677,806

$326,510,977	$203,037,379	$173,059,732	$193,459,652

$(198,243)	$478,038	$455,784	$236,229

The accompanying notes are an integral part of these financial statements.      51

 GOLDMAN SACHS CORE EQUITY FUNDS

Statements of Changes in Net Assets
For the Year Ended August 31, 2002

CORE U.S.
Equity Fund

From operations:

Net investment income (loss)	$874,776
Net realized loss on investment, futures and foreign currency related transactions	(85,348,390)
Net change in unrealized gain (loss) on investments, futures and translation of assets and liabilities denominated in foreign currencies	(62,940,598)

Net decrease in net assets resulting from operations	(147,414,212)

Distributions to shareholders:

From net investment income
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—
From net realized gain on investment, futures and foreign currency related transactions
Class A Shares	—
Class B Shares	—
Class C Shares	—
Institutional Shares	—
Service Shares	—

Total distributions to shareholders	—

From share transactions:

Proceeds from sales of shares	120,643,988
Reinvestment of dividends and distributions	—
Cost of shares repurchased	(264,243,996)

Net increase (decrease) in net assets resulting from share transactions	(143,600,008)

TOTAL DECREASE	(291,014,220)

Net assets:

Beginning of year	965,337,264

End of year	$674,323,044

Accumulated undistributed net investment income (loss)	$874,642

52     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
Growth Fund	Equity Fund	Value Fund	Equity Fund

$(2,667,283)	$51,041	$2,074,762	$2,756,780

(171,530,942)	(3,261,342)	(19,982,889)	(49,206,800)

51,331,295	(10,532,927)	(23,355,896)	5,153,181

(122,866,930)	(13,743,228)	(41,264,023)	(41,296,839)

—	—	(609,972)	—
—	—	(15,796)	—
—	—	(9,881)	—
—	(177,423)	(1,390,852)	(587,486)
—	(492)	(481)	—

(717,345)	(1,722,310)	—	—
(524,302)	(690,186)	—	—
(245,243)	(358,872)	—	—
(565,762)	(1,865,669)	—	—
(3,337)	(10,923)	—	—

(2,055,989)	(4,825,875)	(2,026,982)	(587,486)

122,213,184	135,419,648	106,003,731	162,433,894
1,839,119	4,482,506	1,999,623	587,439
(280,854,240)	(87,376,542)	(107,896,732)	(263,719,924)

(156,801,937)	52,525,612	106,622	(100,698,591)

(281,724,856)	33,956,509	(43,184,383)	(142,582,916)

694,903,234	138,097,932	259,911,726	414,260,722

$413,178,378	$172,054,441	$216,727,343	$271,677,806

$(881)	$137,162	$368,254	$2,397,241

The accompanying notes are an integral part of these financial statements.      53

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements
February 28, 2003 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes the CORE U.S. Equity Fund, CORE Large Cap Growth Fund, CORE Small Cap Equity Fund, CORE Large Cap Value Fund and the CORE International Equity Fund, collectively the “Funds” or individually a “Fund.” Each Fund is a diversified portfolio offering five classes of shares — Class A, Class B, Class C, Institutional and Service.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation — Investments in securities traded on a U.S. or foreign securities exchange or the NASDAQ system are valued daily at their last sale price on the principal exchange on which they are traded. If no sale occurs, securities are valued at the last bid price. Debt securities are valued at prices supplied by independent pricing services, broker/ dealer-supplied valuations or matrix pricing systems. Unlisted equity and debt securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. In addition, the impact of events that occur after the publication of market quotations used by a Fund to price its securities but before the close of regular trading on the New York Stock Exchange will not be reflected in a Fund’s next determined NAV unless the Trust, in its discretion, determines to make an adjustment in light of the nature and significance of the event, consistent with applicable regulatory guidance. Securities for which quotations are not readily available are valued at fair value using methods approved by the Trust’s Board of Trustees.

     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

B. Security Transactions and Investment Income — Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified-cost basis. Dividend income is recorded on the ex-dividend date, net of foreign taxes and reclaims where applicable. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.

     Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the Funds based upon the relative proportion of net assets of each class.

C. Federal Taxes — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly for CORE Large Cap Value Fund and annually for all other Funds. Capital gains distributions, if any, are declared and paid annually.

     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Fund’s distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

GOLDMAN SACHS CORE EQUITY FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro rata basis depending upon the nature of the expense.

     Class A, Class B and Class C Shares bear all expenses and fees relating to their respective Distribution and Service plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Funds separately bears its respective class-specific Transfer Agency fees.

E. Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain or loss on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized appreciation/ depreciation on foreign currency related transactions.

F. Segregation Transactions — The Funds may enter into certain derivative transactions. Forward foreign currency exchange contracts, futures contracts, written options, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets on the accounting records equal to or greater than the market value of the corresponding transactions.

G. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held in safekeeping at each Fund’s custodian or designated subcustodians under triparty repurchase agreements.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

3. AGREEMENTS

Pursuant to Investment Management Agreement (the “Agreement”), Goldman Sachs Asset Management (“GSAM”), a business unit of the Investment Management Division of Goldman, Sachs & Co. (“Goldman Sachs”), serves as the investment adviser to CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds. Goldman Sachs Funds Management, L.P. (“GSFM”), an affiliate of Goldman Sachs, serves as the investment adviser to CORE U.S. Equity Fund. Under the Agreement, the respective investment adviser, subject to the general supervision of the Trust’s Board of Trustees, manages the Funds’ portfolios. As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, the respective investment adviser is entitled to a management fee, computed daily and payable monthly, at an annual rate equal to 0.75%, 0.75%, 0.85%, 0.60% and 0.85% of the average daily net assets of CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively. For the six months ended February 28, 2003, the investment advisers for CORE U.S. Equity and CORE Large Cap Growth have voluntarily agreed to waive a portion of their management fee equal annually to 0.05% and 0.05%, respectively, of each Fund’s average daily net assets. The investment advisers may discontinue or modify these waivers in the future at their discretion.
     Each investment adviser has voluntarily agreed to limit certain “Other Expenses” for the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds (excluding Management fees, Distribution and Service Fees, Transfer Agent fees, taxes, interest, brokerage, litigation, Service Share fees, indemnification, shareholder meeting and extraordinary expenses), to the extent such expenses exceed, on an annual basis, 0.00%, 0.02%, 0.04%, 0.06% and 0.12% of the average daily net assets of the Funds, respectively.
     The Trust, on behalf of each Fund, has adopted Distribution and Service Plans. Under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to a monthly fee for distribution services equal, on an annual basis, to 0.25%, 0.75% and 0.75% of the Funds’ average daily net assets attributable to Class A, Class B and Class C Shares, respectively. Additionally under the Plans, Goldman Sachs and/or Authorized Dealers are entitled to receive a separate fee for personal and account maintenance services equal to, on an annual basis, 0.25% of the Funds’ average daily net assets attributable to Class A (CORE International Equity Fund only), Class B and Class C Shares.
     Goldman Sachs serves as the distributor of shares of the Funds pursuant to Distribution Agreements. Goldman Sachs may retain a portion of the Class A front end sales load and Class B and Class C contingent deferred sales charge. During the six months ended February 28, 2003, Goldman Sachs advised the Funds that it retained approximately the following amounts:

	Sales Load	Contingent Deferred Sales Charge
Fund	Class A	Class B	Class C

CORE U.S. Equity	$140,400	$—	$200

CORE Large Cap Growth	6,200	300	—

CORE Small Cap Equity	12,800	—	100

CORE Large Cap Value	13,000	—	200

CORE International Equity	150,600	100	—

     Goldman Sachs also serves as the transfer agent of the Funds for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class B and Class C Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
     The Trust, on behalf of each Fund, has adopted a Service Plan and Shareholder Administration Plan. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan provide for compensation to the service organizations in an amount up to 0.25% and 0.25%, respectively, (on a annualized basis) of the average daily net asset value of the Service Shares.

GOLDMAN SACHS CORE EQUITY FUNDS

3. AGREEMENTS (continued)

     For the six months ended February 28, 2003, the Funds’ advisers have voluntarily agreed to waive certain fees and reimburse other expenses. In addition, the Funds have entered into certain offset arrangements with the custodian resulting in a reduction in the Funds’ expenses. For the six months ending February 28, 2003, these custody credits were immaterial. These expense reductions were as follows (in thousands):

	Management		Total Expense
Fund	Fee Waiver	Reimbursement	Reductions

CORE U.S. Equity	$155	$192	$347

CORE Large Cap Growth	91	144	235

CORE Small Cap Equity	—	197	197

CORE Large Cap Value	—	108	108

CORE International Equity	—	185	185

     At February 28, 2003, the amounts owed to affiliates were as follows (in thousands):

				Over
	Management	Distribution and	Transfer	Reimbursement
Fund	Fees	Service Fees	Agent Fees	of “Other Expenses”	Total

CORE U.S. Equity	$308	$165	$69	$—	$542

CORE Large Cap Growth	176	111	37	—	324

CORE Small Cap Equity	134	32	17	—	183

CORE Large Cap Value	80	33	16	—	129

CORE International Equity	128	32	14	19	193

4. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds of sales and maturities of securities (excluding short-term investments and futures transactions) for the six months ended February 28, 2003, were as follows:

Fund	Purchases	Sales and Maturities

CORE U.S. Equity	$226,369,053	$277,981,728

CORE Large Cap Growth	197,489,982	251,861,490

CORE Small Cap Equity	178,788,613	128,988,406

CORE Large Cap Value	77,224,338	100,715,285

CORE International Equity	106,603,722	160,271,698

     For the six months ended February 28, 2003, Goldman Sachs earned approximately $4,000, $3,000, $2,000, $2,000 and $52,000 of brokerage commissions from portfolio transactions, including futures transactions, executed on behalf of the CORE U.S. Equity, CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, respectively.

Forward Foreign Currency Exchange Contracts — The CORE International Equity Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

4. PORTFOLIO SECURITIES TRANSACTIONS (continued)
or cross-hedge against either specific transactions or portfolio positions. The CORE International Equity Fund may also purchase and sell such contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. The Fund realizes gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. As of February 28, 2003, there were no open forward currency contracts outstanding.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or (for CORE International Equity Fund only) to seek to increase total return. Futures contracts are valued at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to deposit with a broker or the Fund’s custodian bank an amount of cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, depending on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss which is reported in the Statement of Operations.

     The use of futures contracts involve, to varying degrees, elements of market risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Changes in the value of the futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ hedging strategies and potentially result in a loss. At February 28, 2003, open futures contracts were as follows:

		Number of
		Contracts	Settlement	Market	Unrealized
Fund	Type	Long	Month	Value	Gain (Loss)

CORE Small Cap Equity	Russell 2000 Index	6	March 2003	$1,081,500	$2,720

CORE International Equity	FTSE 100 Index	81	March 2003	$4,632,542	$(48,833)
	SPI 200 Index	26	March 2003	1,102,191	(18,683)
	HKFE Index	5	March 2003	289,264	1,545
	TOPIX Index	55	March 2003	3,800,800	(149,740)
	MIB 30 Index	2	March 2003	252,809	(2,522)
	EURX DAX Index	4	March 2003	273,923	(16,823)
	EURX ER STX 50 Index	172	March 2003	3,950,482	(166,927)
	CAC40-10EU Index	16	March 2003	474,922	9,118
	IBEX 35 Plus Index	3	March 2003	193,923	603

				$14,970,856	$(392,262)

GOLDMAN SACHS CORE EQUITY FUNDS

5. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through their securities lending agent, Boston Global Advisers (BGA) — a wholly owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs. The loans are collateralized at all times with cash and/or securities with a market value at least equal to the securities on loan. As with other extensions of credit, the Funds bear the risk of delay on recovery or loss of rights in the collateral should the borrower of the securities fail financially.
     Both the Funds and BGA receive compensation relating to the lending of the Funds’ securities. The amounts earned by the Funds for the six months ended February 28, 2003, are reported parenthetically on the Statements of Operations. The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio of Boston Global Investment Trust, a Delaware statutory trust. The Enhanced Portfolio is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by GSAM, for which GSAM receives an investment advisory fee. The Enhanced Portfolio invests in high quality money market instruments. The Funds bear the risk of incurring a loss from the investment of cash collateral due to either credit or market factors.
     The table below details the following items as of February 28, 2003:

				Earnings Received	Amount Payable to
		Cash Collateral	Earnings of BGA	From Lending to	Goldman Sachs
	Market Value of	Received for Loans	Relating to Securities	Goldman Sachs for	Upon Return of
	Securities on loan as	Outstanding as of	Loaned for Six Months	Six Months Ended	Securities Loaned as
Fund	of February 28, 2003	February 28, 2003	Ended February 28, 2003	February 28, 2003	of February 28, 2003

CORE U.S. Equity Fund	$6,684,530	$6,955,000	$1,117	$178	$3,755,000

CORE Large Cap Growth Fund	1,428,430	1,440,000	1,447	1,678	250,000

CORE Small Cap Equity Fund	6,610,224	7,168,480	10,536	17,431	2,053,500

CORE Large Cap Value Fund	4,442,882	4,649,200	201	66	2,041,000

CORE International Equity Fund	14,104,823	14,939,543	7,254	10,841	2,952,000

6. LINE OF CREDIT FACILITY

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 400% of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. This facility also requires a fee to be paid by the Funds based on the amount of the commitment which has not been utilized. During the six months ended February 28, 2003, the Funds did not have any borrowings under this facility.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

7. OTHER MATTERS

As of February 28, 2003, Goldman, Sachs & Co. Profit Sharing Master Trust was the beneficial owner of approximately 13% of the outstanding shares of the CORE U.S. Equity Fund. In addition, the following Goldman Sachs Asset Allocation Portfolios were beneficial owners of the Funds with amounts greater than 5% (as a percentage of outstanding shares):

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Balanced	Growth and Income	Growth	Aggressive Growth
Fund	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio	Strategy Portfolio

CORE Large Cap Growth	—%	9%	9%	6%

CORE Small Cap Equity	—	7	6	—

CORE Large Cap Value	—	16	16	10

CORE International Equity	6	18	19	12

8. ADDITIONAL TAX INFORMATION

As of the Funds’ most recent fiscal year end, August 31, 2002, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Timing differences (post October Losses)	$(61,056,648)	$(124,277,768)	$—	$(17,405,903)	$(37,786,186)
Capital loss carryforward	(88,280,104)	(200,208,530)	(2,221,481)	(4,228,719)	(46,771,508)
Capital loss carryforward years of expiration	2009-2010	2010	2010	2009-2010	2009-2010

At February 28, 2003, the Funds’ aggregate security unrealized gains and losses based on a cost for U.S. federal income tax purposes was as follows:

	CORE U.S.	CORE Large Cap	CORE Small Cap	CORE Large Cap	CORE International
	Equity Fund	Growth Fund	Equity Fund	Value Fund	Equity Fund

Tax Cost	$600,910,173	$352,408,518	$219,356,013	$195,322,746	$218,253,892

Gross unrealized gain	39,266,092	12,882,494	11,261,137	5,266,556	4,114,916
Gross unrealized loss	(70,794,521)	(38,342,117)	(27,904,671)	(27,365,929)	(30,125,855)

Net unrealized security gain (loss)	$(31,528,429)	$(25,459,623)	$(16,643,534)	$(22,099,373)	$(26,010,939)

     The difference between book-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales.

GOLDMAN SACHS CORE EQUITY FUNDS

9. SUBSEQUENT EVENT

In March 2003, Goldman Sachs Funds Management, L.P. (“GSFM”), a subsidiary of The Goldman Sachs Group, Inc., was renamed Goldman Sachs Asset Management, L.P. (“GSAM LP”), and in April 2003, GSAM LP assumed Goldman Sachs’ investment advisory responsibilities under its Agreement with the Trust on behalf of the CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds. The fees payable under the Agreement, and the personnel who manage the CORE Large Cap Growth, CORE Small Cap Equity, CORE Large Cap Value and CORE International Equity Funds, did not change as a result of GSAM LP’s assumption of responsibilities.

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity for the six months ended February 28, 2003, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,134,295	$42,033,763
Reinvestment of dividends and distributions	7,828	155,735
Shares repurchased	(2,729,833)	(53,174,411)

	(587,710)	(10,984,913)

Class B Shares
Shares sold	256,682	4,795,416
Reinvestment of dividends and distributions	—	—
Shares repurchased	(874,799)	(16,112,086)

	(618,117)	(11,316,670)

Class C Shares
Shares sold	221,191	4,107,535
Reinvestment of dividends and distributions	—	—
Shares repurchased	(341,383)	(6,271,593)

	(120,192)	(2,164,058)

Institutional Shares
Shares sold	268,002	5,213,427
Reinvestment of dividends and distributions	31,817	643,652
Shares repurchased	(2,014,400)	(39,550,558)

	(1,714,581)	(33,693,479)

Service Shares
Shares sold	25,827	499,197
Reinvestment of dividends and distributions	—	—
Shares repurchased	(28,664)	(554,049)

	(2,837)	(54,852)

NET INCREASE (DECREASE)	(3,043,437)	$(58,213,972)

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,438,081	$12,765,383	4,051,396	$36,214,366	1,981,650	$16,410,389	23,681,831	$158,792,593
—	—	—	—	47,458	387,818	80,827	544,774
(3,168,462)	(27,455,462)	(2,266,408)	(20,128,452)	(3,220,983)	(26,811,173)	(23,426,288)	(157,069,785)

(1,730,381)	(14,690,079)	1,784,988	16,085,914	(1,191,875)	(10,012,966)	336,370	2,267,582

434,592	3,702,406	136,067	1,166,229	200,831	1,653,886	55,942	369,511
—	—	—	—	3,023	24,563	252	1,683
(1,668,987)	(13,859,670)	(307,460)	(2,618,300)	(351,036)	(2,854,936)	(120,482)	(796,729)

(1,234,395)	(10,157,264)	(171,393)	(1,452,071)	(147,182)	(1,176,487)	(64,288)	(425,535)

174,166	1,468,710	417,758	3,554,435	216,932	1,777,358	1,266,261	8,209,583
—	—	—	—	2,165	17,613	413	2,759
(725,429)	(6,043,214)	(389,739)	(3,309,874)	(291,840)	(2,384,355)	(1,222,471)	(7,948,988)

(551,263)	(4,574,504)	28,019	244,561	(72,743)	(589,384)	44,203	263,354

2,793,258	25,087,048	4,702,987	42,106,696	950,144	7,843,592	2,570,390	17,495,929
—	—	—	—	92,979	758,624	274,824	1,879,799
(5,741,312)	(52,191,428)	(858,462)	(7,804,955)	(2,671,810)	(22,396,992)	(9,336,084)	(62,912,525)

(2,948,054)	(27,104,380)	3,844,525	34,301,741	(1,628,687)	(13,794,776)	(6,490,870)	(43,536,797)

3,706	32,418	304,100	2,690,054	3,190	25,992	1,476	10,000
—	—	—	—	79	626	23	153
(12,306)	(106,111)	(446,964)	(3,843,454)	(2,352)	(19,716)	—	—

(8,600)	(73,693)	(142,864)	(1,153,400)	917	6,902	1,499	10,153

(6,472,693)	$(56,599,920)	5,343,275	$48,026,745	(3,039,570)	$(25,566,711)	(6,173,086)	$(41,421,243)

 GOLDMAN SACHS CORE EQUITY FUNDS

Notes to Financial Statements (continued)
February 28, 2003 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

Share activity for the year ended August 31, 2002, is as follows:

	CORE U.S. Equity Fund

	Shares	Dollars

Class A Shares
Shares sold	2,547,459	$59,138,568
Reinvestment of dividends and distributions	—	—
Shares repurchased	(5,056,299)	(115,103,801)

	(2,508,840)	(55,965,233)

Class B Shares
Shares sold	630,203	14,085,965
Reinvestment of dividends and distributions	—	—
Shares repurchased	(1,911,110)	(41,516,225)

	(1,280,907)	(27,430,260)

Class C Shares
Shares sold	523,880	11,726,091
Reinvestment of dividends and distributions	—	—
Shares repurchased	(605,408)	(13,228,246)

	(81,528)	(1,502,155)

Institutional Shares
Shares sold	1,414,155	33,825,853
Reinvestment of dividends and distributions	—	—
Shares repurchased	(3,820,226)	(91,932,086)

	(2,406,071)	(58,106,233)

Service Shares
Shares sold	84,818	1,867,511
Reinvestment of dividends and distributions	—	—
Shares repurchased	(105,687)	(2,463,638)

	(20,869)	(596,127)

NET INCREASE (DECREASE)	(6,298,215)	$(143,600,008)

GOLDMAN SACHS CORE EQUITY FUNDS

CORE Large Cap Growth Fund		CORE Small Cap Equity Fund		CORE Large Cap Value Fund		CORE International Equity Fund

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

4,573,763	$48,534,983	4,361,439	$45,757,722	3,813,690	$37,746,654	15,672,306	$122,252,523
57,631	684,284	146,630	1,533,751	60,979	600,811	—	—
(10,664,123)	(114,758,914)	(3,145,023)	(33,340,812)	(3,840,422)	(37,405,928)	(18,833,352)	(148,075,246)

(6,032,729)	(65,539,647)	1,363,046	13,950,661	34,247	941,537	(3,161,046)	(25,822,723)

954,962	10,224,971	725,453	7,420,775	626,586	6,108,801	102,966	798,242
39,755	456,242	61,105	617,160	1,228	12,840	—	—
(4,535,144)	(46,448,316)	(482,630)	(4,775,981)	(613,506)	(5,845,248)	(248,677)	(1,919,757)

(3,540,427)	(35,767,103)	303,928	3,261,954	14,308	276,393	(145,711)	(1,121,515)

762,309	8,290,373	652,079	6,685,030	548,817	5,391,549	158,419	1,226,421
16,651	191,321	29,367	297,494	838	8,772	—	—
(2,938,219)	(30,356,748)	(268,741)	(2,680,157)	(591,113)	(5,691,242)	(227,905)	(1,746,970)

(2,159,259)	(21,875,054)	412,705	4,302,367	(41,458)	(290,921)	(69,486)	(520,549)

5,117,636	54,878,112	4,358,855	47,983,288	5,555,813	56,504,883	4,782,363	38,156,708
41,971	504,073	190,820	2,022,686	140,548	1,376,983	73,614	587,439
(8,206,162)	(88,287,352)	(4,324,495)	(46,057,131)	(6,134,246)	(58,951,515)	(13,960,909)	(111,977,951)

(3,046,555)	(32,905,167)	225,180	3,948,843	(437,885)	(1,069,649)	(9,104,932)	(73,233,804)

25,586	284,745	3,152,781	27,572,833	26,974	251,844	—	—
271	3,199	1,098	11,415	23	217	—	—
(95,264)	(1,002,910)	(55,430)	(522,461)	(335)	(2,799)	—	—

(69,407)	(714,966)	3,098,449	27,061,787	26,662	249,262	—	—

(14,848,377)	$(156,801,937)	5,403,308	$52,525,612	(404,126)	$106,622	(12,481,175)	$(100,698,591)

 GOLDMAN SACHS CORE U.S. EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value,	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$20.18	$0.05	(c)	$(1.48)	$(1.43)	$(0.01)	$—	$—	$(0.01)
2003 - Class B Shares	19.28	(0.02	) (c)	(1.41)	(1.43)	—	—	—	—
2003 - Class C Shares	19.20	(0.02	) (c)	(1.39)	(1.41)	—	—	—	—
2003 - Institutional Shares	20.57	0.09	(c)	(1.49)	(1.40)	(0.11)	—	—	(0.11)
2003 - Service Shares	20.03	0.04	(c)	(1.46)	(1.42)	—	—	—	—
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	24.30	0.04	(c)	(4.16)	(4.12)	—	—	—	—
2002 - Class B Shares	23.39	(0.13	) (c)	(3.98)	(4.11)	—	—	—	—
2002 - Class C Shares	23.29	(0.12	) (c)	(3.97)	(4.09)	—	—	—	—
2002 - Institutional Shares	24.68	0.14	(c)	(4.25)	(4.11)	—	—	—	—
2002 - Service Shares	24.15	0.02	(c)	(4.14)	(4.12)	—	—	—	—

2001 - Class A Shares	36.77	0.01	(c)	(8.96)	(8.95)	(0.06)	—	(3.46)	(3.52)
2001 - Class B Shares	35.71	(0.19	) (c)	(8.67)	(8.86)	—	—	(3.46)	(3.46)
2001 - Class C Shares	35.59	(0.19	) (c)	(8.65)	(8.84)	—	—	(3.46)	(3.46)
2001 - Institutional Shares	37.30	0.13	(c)	(9.09)	(8.96)	(0.19)	(0.01)	(3.46)	(3.66)
2001 - Service Shares	36.54	(0.01	) (c)	(8.91)	(8.92)	(0.01)	—	(3.46)	(3.47)

2000 - Class A Shares	34.21	0.10	(c)	6.00	6.10	—	—	(3.54)	(3.54)
2000 - Class B Shares	33.56	(0.14	) (c)	5.83	5.69	—	—	(3.54)	(3.54)
2000 - Class C Shares	33.46	(0.13	) (c)	5.80	5.67	—	—	(3.54)	(3.54)
2000 - Institutional Shares	34.61	0.24	(c)	6.07	6.31	(0.08)	—	(3.54)	(3.62)
2000 - Service Shares	34.05	0.07	(c)	5.96	6.03	—	—	(3.54)	(3.54)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	32.98	0.03		1.20	1.23	—	—	—	—
1999 - Class B Shares	32.50	(0.11)		1.17	1.06	—	—	—	—
1999 - Class C Shares	32.40	(0.10)		1.16	1.06	—	—	—	—
1999 - Institutional Shares	33.29	0.11		1.21	1.32	—	—	—	—
1999 - Service Shares	32.85	0.01		1.19	1.20	—	—	—	—
FOR THE YEARS ENDED JANUARY 31,

1999 - Class A Shares	26.59	0.04		7.02	7.06	(0.03)	(0.01)	(0.63)	(0.67)
1999 - Class B Shares	26.32	(0.10)		6.91	6.81	—	—	(0.63)	(0.63)
1999 - Class C Shares	26.24	(0.10)		6.89	6.79	—	—	(0.63)	(0.63)
1999 - Institutional Shares	26.79	0.20		7.11	7.31	(0.15)	(0.03)	(0.63)	(0.81)
1999 - Service Shares	26.53	0.06		7.01	7.07	(0.10)	(0.02)	(0.63)	(0.75)

1998 - Class A Shares	23.32	0.11		5.63	5.74	(0.12)	—	(2.35)	(2.47)
1998 - Class B Shares	23.18	0.11		5.44	5.55	—	(0.06)	(2.35)	(2.41)
1998 - Class C Shares (commenced August 15, 1997)	27.48	0.03		1.22	1.25	—	(0.14)	(2.35)	(2.49)
1998 - Institutional Shares	23.44	0.30		5.65	5.95	(0.24)	(0.01)	(2.35)	(2.60)
1998 - Service Shares	23.27	0.19		5.57	5.76	(0.07)	(0.08)	(2.35)	(2.50)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

66     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE U.S. EQUITY FUND

								Ratios assuming no
								expense reductions

						Ratio of				Ratio of
			Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset			end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total		period	to average		to average		to average		to average		turnover
of period	return(a)		(in 000s)	net assets		net assets		net assets		net assets		rate

$18.74	(7.09	) %	$305,667	1.16	%(b)	0.53	%(b)	1.27	% (b)	0.42	%(b)	37%
17.85	(7.42)		106,787	1.91	(b)	(0.22	)(b)	2.02	(b)	(0.33	)(b)	37
17.79	(7.34)		31,419	1.91	(b)	(0.22	)(b)	2.02	(b)	(0.33	)(b)	37
19.06	(6.86)		118,733	0.76	(b)	0.92	(b)	0.87	(b)	0.81	(b)	37
18.61	(7.09)		5,970	1.26	(b)	0.43	(b)	1.37	(b)	0.32	(b)	37

20.18	(16.95)		340,934	1.14		0.19		1.24		0.09		74
19.28	(17.57)		127,243	1.89		(0.57)		1.99		(0.67)		74
19.20	(17.56)		36,223	1.89		(0.56)		1.99		(0.66)		74
20.57	(16.65)		163,439	0.74		0.59		0.84		0.49		74
20.03	(17.06)		6,484	1.24		0.09		1.34		(0.01)		74

24.30	(25.96)		471,445	1.14		0.04		1.23		(0.05)		54
23.39	(26.49)		184,332	1.89		(0.70)		1.98		(0.79)		54
23.29	(26.53)		45,841	1.89		(0.70)		1.98		(0.79)		54
24.68	(25.66)		255,400	0.74		0.45		0.83		0.36		54
24.15	(26.02)		8,319	1.24		(0.05)		1.33		(0.14)		54

36.77	18.96		715,775	1.14		0.31		1.23		0.22		59
35.71	18.03		275,673	1.89		(0.44)		1.98		(0.53)		59
35.59	18.03		62,820	1.89		(0.43)		1.98		(0.52)		59
37.30	19.41		379,172	0.74		0.71		0.83		0.62		59
36.54	18.83		11,879	1.24		0.19		1.33		0.10		59

34.21	3.73		614,310	1.14	(b)	0.15	(b)	1.24	(b)	0.05	(b)	42
33.56	3.26		214,087	1.89	(b)	(0.60	)(b)	1.99	(b)	(0.70	)(b)	42
33.46	3.27		43,361	1.89	(b)	(0.61	)(b)	1.99	(b)	(0.71	)(b)	42
34.61	3.97		335,465	0.74	(b)	0.54	(b)	0.84	(b)	0.44	(b)	42
34.05	3.65		11,204	1.24	(b)	0.06	(b)	1.34	(b)	(0.04	)(b)	42

32.98	26.89		605,566	1.23		0.15		1.36		0.02		64
32.50	26.19		152,347	1.85		(0.50)		1.98		(0.63)		64
32.40	26.19		26,912	1.87		(0.53)		2.00		(0.66)		64
33.29	27.65		307,200	0.69		0.69		0.82		0.56		64
32.85	27.00		11,600	1.19		0.19		1.32		0.06		64

26.59	24.96		398,393	1.28		0.51		1.47		0.32		66
26.32	24.28		59,208	1.79		(0.05)		1.96		(0.22)		66
26.24	4.85		6,267	1.78	(b)	(0.21	)(b)	1.95	(b)	(0.38	)(b)	66
26.79	25.76		202,893	0.65		1.16		0.82		0.99		66
26.53	25.11		7,841	1.15		0.62		1.32		0.45		66

The accompanying notes are an integral part of these financial statements.      67

 GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net					In excess
	value,	investment		Net realized	Total from	From net	of net	From net
	beginning	income		and unrealized	investment	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28 (Unaudited)

2003 - Class A Shares	$9.06	$—	(c)(d)	$(0.71)	$(0.71)	$—	$—	$—	$—
2003 - Class B Shares	8.72	(0.03	) (c)	(0.69)	(0.72)	—	—	—	—
2003 - Class C Shares	8.72	(0.03	) (c)	(0.69)	(0.72)	—	—	—	—
2003 - Institutional Shares	9.19	0.02	(c)	(0.72)	(0.70)	—	—	—	—
2003 - Service Shares	9.01	—	(c)(d)	(0.72)	(0.72)	—	—	—	—
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	11.51	(0.03	) (c)	(2.38)	(2.41)	—	—	(0.04)	(0.04)
2002 - Class B Shares	11.16	(0.11	) (c)	(2.29)	(2.40)	—	—	(0.04)	(0.04)
2002 - Class C Shares	11.17	(0.11	) (c)	(2.30)	(2.41)	—	—	(0.04)	(0.04)
2002 - Institutional Shares	11.63	0.01	(c)	(2.41)	(2.40)	—	—	(0.04)	(0.04)
2002 - Service Shares	11.45	(0.04	) (c)	(2.36)	(2.40)	—	—	(0.04)	(0.04)

2001 - Class A Shares	22.66	(0.09	) (c)	(9.97)	(10.06)	(0.02)	—	(1.07)	(1.09)
2001 - Class B Shares	22.14	(0.20	) (c)	(9.71)	(9.91)	—	—	(1.07)	(1.07)
2001 - Class C Shares	22.15	(0.20	) (c)	(9.71)	(9.91)	—	—	(1.07)	(1.07)
2001 - Institutional Shares	22.87	(0.02	) (c)	(10.06)	(10.08)	(0.09)	—	(1.07)	(1.16)
2001 - Service Shares	22.55	(0.10	) (c)	(9.93)	(10.03)	—	—	(1.07)	(1.07)

2000 - Class A Shares	17.02	0.06	(c)	5.67	5.73	—	—	(0.09)	(0.09)
2000 - Class B Shares	16.75	(0.09	) (c)	5.57	5.48	—	—	(0.09)	(0.09)
2000 - Class C Shares	16.75	(0.08	) (c)	5.57	5.49	—	—	(0.09)	(0.09)
2000 - Institutional Shares	17.10	0.13	(c)	5.73	5.86	—	—	(0.09)	(0.09)
2000 - Service Shares	16.95	0.03	(c)	5.66	5.69	—	—	(0.09)	(0.09)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	16.17	(0.01)		0.86	0.85	—	—	—	—
1999 - Class B Shares	15.98	(0.07)		0.84	0.77	—	—	—	—
1999 - Class C Shares	15.99	(0.07)		0.83	0.76	—	—	—	—
1999 - Institutional Shares	16.21	0.03		0.86	0.89	—	—	—	—
1999 - Service Shares	16.11	(0.02)		0.86	0.84	—	—	—	—
FOR THE YEAR ENDED JANUARY 31,

1999 - Class A Shares	11.97	0.01		4.19	4.20	—	—	—	—
1999 - Class B Shares	11.92	(0.06)		4.12	4.06	—	—	—	—
1999 - Class C Shares	11.93	(0.05)		4.11	4.06	—	—	—	—
1999 - Institutional Shares	11.97	0.02		4.23	4.25	—	(0.01)	—	(0.01)
1999 - Service Shares	11.95	(0.01)		4.17	4.16	—	—	—	—
FOR THE PERIOD ENDED JANUARY 31,

1998 - Class A Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 - Class B Shares (commenced May 1, 1997)	10.00	(0.03)		2.33	2.30	—	—	(0.38)	(0.38)
1998 - Class C Shares (commenced August 15, 1997)	11.80	(0.02)		0.54	0.52	—	(0.01)	(0.38)	(0.39)
1998 - Institutional Shares (commenced May 1, 1997)	10.00	0.01		2.35	2.36	(0.01)	—	(0.38)	(0.39)
1998 - Service Shares (commenced May 1, 1997)	10.00	(0.02)		2.35	2.33	—	—	(0.38)	(0.38)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $.005 per share.

68     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP GROWTH FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$8.35	(7.84)%	$114,135	1.19	% (b)	0.04	% (b)	1.32	% (b)	(0.09	)% (b)	54%
8.00	(8.26)	81,847	1.94	(b)	(0.71	)(b)	2.07	(b)	(0.84	)(b)	54
8.00	(8.26)	33,783	1.94	(b)	(0.71	)(b)	2.07	(b)	(0.84	)(b)	54
8.49	(7.62)	96,441	0.79	(b)	0.44	(b)	0.92	(b)	0.31	(b)	54
8.29	(7.99)	305	1.29	(b)	(0.06	)(b)	1.42	(b)	(0.19	)(b)	54

9.06	(21.04)	139,593	1.17		(0.32)		1.27		(0.42)		113
8.72	(21.61)	99,959	1.92		(1.06)		2.02		(1.16)		113
8.72	(21.68)	41,627	1.92		(1.07)		2.02		(1.17)		113
9.19	(20.74)	131,590	0.77		0.08		0.87		(0.02)		113
9.01	(21.06)	409	1.27		(0.41)		1.37		(0.51)		113

11.51	(45.97)	246,785	1.16		(0.57)		1.24		(0.65)		68
11.16	(46.37)	167,469	1.91		(1.32)		1.99		(1.40)		68
11.17	(46.35)	77,398	1.91		(1.32)		1.99		(1.40)		68
11.63	(45.73)	201,935	0.76		(0.15)		0.84		(0.23)		68
11.45	(46.05)	1,316	1.26		(0.68)		1.34		(0.76)		68

22.66	33.73	545,763	1.09		0.31		1.24		0.16		73
22.14	32.78	338,128	1.84		(0.44)		1.99		(0.59)		73
22.15	32.84	154,966	1.84		(0.43)		1.99		(0.58)		73
22.87	34.34	322,900	0.69		0.65		0.84		0.50		73
22.55	33.64	3,879	1.19		0.15		1.34		—		73

17.02	5.26	300,684	1.04	(b)	(0.11	)(b)	1.26	(b)	(0.33	)(b)	33
16.75	4.82	181,626	1.79	(b)	(0.87	)(b)	2.01	(b)	(1.09	)(b)	33
16.75	4.75	75,502	1.79	(b)	(0.87	)(b)	2.01	(b)	(1.09	)(b)	33
17.10	5.49	310,704	0.64	(b)	0.31	(b)	0.86	(b)	0.09	(b)	33
16.95	5.21	2,510	1.14	(b)	(0.21	)(b)	1.36	(b)	(0.43	)(b)	33

16.17	35.10	175,510	0.97		0.05		1.46		(0.44)		63
15.98	34.07	93,711	1.74		(0.73)		2.11		(1.10)		63
15.99	34.04	37,081	1.74		(0.74)		2.11		(1.11)		63
16.21	35.54	295,734	0.65		0.35		1.02		(0.02)		63
16.11	34.85	1,663	1.15		(0.16)		1.52		(0.53)		63

11.97	23.79	53,786	0.91	(b)	0.12	(b)	2.40	(b)	(1.37	)(b)	75
11.92	23.26	13,857	1.67	(b)	(0.72	)(b)	2.91	(b)	(1.96	)(b)	75
11.93	4.56	4,132	1.68	(b)	(0.76	)(b)	2.92	(b)	(2.00	)(b)	75
11.97	23.89	4,656	0.72	(b)	0.42	(b)	1.96	(b)	(0.82	)(b)	75
11.95	23.56	115	1.17	(b)	(0.21	)(b)	2.41	(b)	(1.45	)(b)	75

The accompanying notes are an integral part of these financial statements.      69

 GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net		Net	Total	From	From
	value,	investment		realized	from	net	net
	beginning	income		and unrealized	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$9.36	$0.01	(c)	$(0.84)	$(0.83)	$—	$—	$—
2003 - Class B Shares	8.99	(0.02	) (c)	(0.81)	(0.83)	—	—	—
2003 - Class C Shares	9.01	(0.02	) (c)	(0.81)	(0.83)	—	—	—
2003 - Institutional Shares	9.51	0.03	(c)	(0.85)	(0.82)	—	—	—
2003 - Service Shares	9.30	0.01	(c)	(0.84)	(0.83)	—	—	—
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	10.59	—	(c)(d)	(0.83)	(0.83)	—	(0.40)	(0.40)
2002 - Class B Shares	10.26	(0.08	) (c)	(0.79)	(0.87)	—	(0.40)	(0.40)
2002 - Class C Shares	10.29	(0.07	) (c)	(0.81)	(0.88)	—	(0.40)	(0.40)
2002 - Institutional Shares	10.76	0.04	(c)	(0.85)	(0.81)	(0.04)	(0.40)	(0.44)
2002 - Service Shares	10.55	0.01	(c)	(0.84)	(0.83)	(0.02)	(0.40)	(0.42)

2001 - Class A Shares	12.90	0.01	(c)	(1.12)	(1.11)	—	(1.20)	(1.20)
2001 - Class B Shares	12.63	(0.07	) (c)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Class C Shares	12.66	(0.07	) (c)	(1.10)	(1.17)	—	(1.20)	(1.20)
2001 - Institutional Shares	13.03	0.05	(c)	(1.12)	(1.07)	—	(1.20)	(1.20)
2001 - Service Shares	12.87	—	(c)(d)	(1.12)	(1.12)	—	(1.20)	(1.20)

2000 - Class A Shares	10.23	(0.03	) (c)	2.70	2.67	—	—	—
2000 - Class B Shares	10.09	(0.11	) (c)	2.65	2.54	—	—	—
2000 - Class C Shares	10.10	(0.10	) (c)	2.66	2.56	—	—	—
2000 - Institutional Shares	10.30	0.02	(c)	2.71	2.73	—	—	—
2000 - Service Shares	10.22	(0.04	) (c)	2.69	2.65	—	—	—
FOR THE SEVEN MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	10.16	(0.01)		0.08	0.07	—	—	—
1999 - Class B Shares	10.07	(0.05)		0.07	0.02	—	—	—
1999 - Class C Shares	10.08	(0.05)		0.07	0.02	—	—	—
1999 - Institutional Shares	10.20	0.02		0.08	0.10	—	—	—
1999 - Service Shares	10.16	(0.01)		0.07	0.06	—	—	—
FOR THE YEAR ENDED JANUARY 31,

1999 - Class A Shares	10.59	0.01		(0.43)	(0.42)	(0.01)	—	(0.01)
1999 - Class B Shares	10.56	(0.05)		(0.44)	(0.49)	—	—	—
1999 - Class C Shares	10.57	(0.04)		(0.45)	(0.49)	—	—	—
1999 - Institutional Shares	10.61	0.04		(0.43)	(0.39)	(0.02)	—	(0.02)
1999 - Service Shares	10.60	0.01		(0.44)	(0.43)	(0.01)	—	(0.01)
FOR THE PERIOD ENDED JANUARY 31,

1998 - Class A Shares (commenced August 15, 1997)	10.00	(0.01)		0.65	0.64	—	(0.05)	(0.05)
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.03)		0.64	0.61	—	(0.05)	(0.05)
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)		0.64	0.62	—	(0.05)	(0.05)
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.01		0.65	0.66	—	(0.05)	(0.05)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01		0.64	0.65	—	(0.05)	(0.05)

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $.005 per share.

70     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE SMALL CAP EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets	Ratio of		net investment		Ratio of		net investment
Net asset		at end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$8.53	(8.87)%	$67,190	1.35	%(b)	0.31	%(b)	1.55	%(b)	0.11	%(b)	66%
8.16	(9.23)	13,906	2.10	(b)	(0.45	) (b)	2.30	(b)	(0.65	) (b)	66
8.18	(9.21)	10,673	2.10	(b)	(0.45	) (b)	2.30	(b)	(0.65	) (b)	66
8.69	(8.62)	86,065	0.95	(b)	0.69	(b)	1.15	(b)	0.49	(b)	66
8.47	(8.92)	25,203	1.45	(b)	0.20	(b)	1.65	(b)	—	(b)	66

9.36	(8.20)	57,014	1.34		0.01		1.58		(0.23)		136
8.99	(8.88)	16,854	2.09		(0.74)		2.33		(0.98)		136
9.01	(8.95)	11,504	2.09		(0.74)		2.33		(0.98)		136
9.51	(7.93)	57,683	0.94		0.39		1.18		0.15		136
9.30	(8.27)	28,999	1.44		0.15		1.68		(0.09)		136

10.59	(8.64)	50,093	1.33		0.09		1.59		(0.17)		85
10.26	(9.35)	16,125	2.08		(0.66)		2.34		(0.92)		85
10.29	(9.32)	8,885	2.08		(0.66)		2.34		(0.92)		85
10.76	(8.28)	62,794	0.93		0.48		1.19		0.22		85
10.55	(8.75)	201	1.43		0.03		1.69		(0.23)		85

12.90	26.10	54,954	1.33		(0.21)		1.55		(0.43)		135
12.63	25.17	17,923	2.08		(0.96)		2.30		(1.18)		135
12.66	25.35	8,289	2.08		(0.96)		2.30		(1.18)		135
13.03	26.60	86,196	0.93		0.19		1.15		(0.03)		135
12.87	25.93	63	1.43		(0.30)		1.65		(0.52)		135

10.23	0.69	52,660	1.33	(b)	(0.12	) (b)	1.67	(b)	(0.46	) (b)	52
10.09	0.20	13,711	2.08	(b)	(0.86	) (b)	2.42	(b)	(1.20	) (b)	52
10.10	0.20	6,274	2.08	(b)	(0.86	) (b)	2.42	(b)	(1.20	) (b)	52
10.30	0.98	62,633	0.93	(b)	0.28	(b)	1.27	(b)	(0.06	) (b)	52
10.22	0.59	64	1.43	(b)	(0.22	) (b)	1.77	(b)	(0.56	) (b)	52

10.16	(3.97)	64,087	1.31		0.08		2.00		(0.61)		75
10.07	(4.64)	15,406	2.00		(0.55)		2.62		(1.17)		75
10.08	(4.64)	6,559	2.01		(0.56)		2.63		(1.18)		75
10.20	(3.64)	62,763	0.94		0.60		1.56		(0.02)		75
10.16	(4.07)	54	1.44		0.01		2.06		(0.61)		75

10.59	6.37	11,118	1.25	(b)	(0.36	) (b)	3.92	(b)	(3.03	) (b)	38
10.56	6.07	9,957	1.95	(b)	(1.04	) (b)	4.37	(b)	(3.46	) (b)	38
10.57	6.17	2,557	1.95	(b)	(1.07	) (b)	4.37	(b)	(3.49	) (b)	38
10.61	6.57	9,026	0.95	(b)	0.15	(b)	3.37	(b)	(2.27	) (b)	38
10.60	6.47	2	1.45	(b)	0.40	(b)	3.87	(b)	(2.02	) (b)	38

The accompanying notes are an integral part of these financial statements.      71

 GOLDMAN SACHS CORE LARGE CAP VALUE FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
	of period	income (loss)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28 (Unaudited)

2003 - Class A Shares	$8.74	$0.05	(c)	$(0.79)	$(0.74)	$(0.05)	$—	$(0.05)
2003 - Class B Shares	8.67	0.02	(c)	(0.79)	(0.77)	(0.01)	—	(0.01)
2003 - Class C Shares	8.68	0.02	(c)	(0.79)	(0.77)	(0.01)	—	(0.01)
2003 - Institutional Shares	8.74	0.07	(c)	(0.80)	(0.73)	(0.06)	—	(0.06)
2003 - Service Shares	8.74	0.05	(c)	(0.80)	(0.75)	(0.02)	—	(0.02)
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	10.31	0.07	(c)	(1.57)	(1.50)	(0.07)	—	(0.07)
2002 - Class B Shares	10.24	—	(c)(d)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Class C Shares	10.25	—	(c)(d)	(1.56)	(1.56)	(0.01)	—	(0.01)
2002 - Institutional Shares	10.31	0.11	(c)	(1.57)	(1.46)	(0.11)	—	(0.11)
2002 - Service Shares	10.31	0.07	(c)	(1.58)	(1.51)	(0.06)	—	(0.06)

2001 - Class A Shares	10.81	0.07	(c)	(0.42)	(0.35)	(0.09)	(0.06)	(0.15)
2001 - Class B Shares	10.75	(0.01	)(c)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Class C Shares	10.76	(0.01	)(c)	(0.42)	(0.43)	(0.02)	(0.06)	(0.08)
2001 - Institutional Shares	10.82	0.11	(c)	(0.43)	(0.32)	(0.13)	(0.06)	(0.19)
2001 - Service Shares	10.81	0.06	(c)	(0.42)	(0.36)	(0.08)	(0.06)	(0.14)

2000 - Class A Shares	10.55	0.12	(c)	0.36	0.48	(0.10)	(0.12)	(0.22)
2000 - Class B Shares	10.50	0.05	(c)	0.36	0.41	(0.04)	(0.12)	(0.16)
2000 - Class C Shares	10.51	0.04	(c)	0.37	0.41	(0.04)	(0.12)	(0.16)
2000 - Institutional Shares	10.55	0.16	(c)	0.37	0.53	(0.14)	(0.12)	(0.26)
2000 - Service Shares	10.55	0.11	(c)	0.36	0.47	(0.09)	(0.12)	(0.21)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	10.15	0.04		0.40	0.44	(0.04)	—	(0.04)
1999 - Class B Shares	10.15	0.01		0.36	0.37	(0.02)	—	(0.02)
1999 - Class C Shares	10.15	0.01		0.37	0.38	(0.02)	—	(0.02)
1999 - Institutional Shares	10.16	0.06		0.38	0.44	(0.05)	—	(0.05)
1999 - Service Shares	10.16	0.02		0.40	0.42	(0.03)	—	(0.03)
FOR THE PERIOD ENDED JANUARY 31,

1999 - Class A Shares (commenced December 31, 1998)	10.00	0.01		0.14	0.15	—	—	—
1999 - Class B Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 - Class C Shares (commenced December 31, 1998)	10.00	—		0.15	0.15	—	—	—
1999 - Institutional Shares (commenced December 31, 1998)	10.00	0.01		0.15	0.16	—	—	—
1999 - Service Shares (commenced December 31, 1998)	10.00	0.02		0.14	0.16	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.
(d)	Less than $.005 per share.

72     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE LARGE CAP VALUE FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$7.95	(8.53)%	$60,114	1.12	%(b)	1.23	%(b)	1.23	%(b)	1.12	%(b)	39%
7.89	(8.84)	15,973	1.87	(b)	0.48	(b)	1.98	(b)	0.37	(b)	39
7.90	(8.83)	10,832	1.87	(b)	0.48	(b)	1.98	(b)	0.37	(b)	39
7.95	(8.34)	85,878	0.72	(b)	1.63	(b)	0.83	(b)	1.52	(b)	39
7.97	(8.55)	263	1.22	(b)	1.14	(b)	1.33	(b)	1.03	(b)	39

8.74	(14.61)	76,472	1.11		0.76		1.20		0.67		112
8.67	(15.28)	18,828	1.86		0.00		1.95		(0.09)		112
8.68	(15.26)	12,533	1.86		0.01		1.95		(0.08)		112
8.74	(14.25)	108,613	0.71		1.15		0.80		1.06		112
8.74	(14.70)	281	1.21		0.72		1.30		0.63		112

10.31	(3.32)	89,861	1.10		0.64		1.17		0.57		70
10.24	(4.08)	22,089	1.85		(0.11)		1.92		(0.18)		70
10.25	(4.07)	15,222	1.85		(0.11)		1.92		(0.18)		70
10.31	(3.03)	132,684	0.70		1.04		0.77		0.97		70
10.31	(3.43)	56	1.20		0.52		1.27		0.45		70

10.81	4.68	100,972	1.06		1.14		1.17		1.03		83
10.75	3.96	19,069	1.81		0.44		1.92		0.33		83
10.76	3.97	11,178	1.81		0.45		1.92		0.34		83
10.82	5.20	175,493	0.66		1.54		0.77		1.43		83
10.81	4.60	12	1.16		1.07		1.27		0.96		83

10.55	4.31	91,072	1.04	(b)	0.87	(b)	1.21	(b)	0.70	(b)	36
10.50	3.68	14,464	1.79	(b)	0.05	(b)	1.96	(b)	(0.12	) (b)	36
10.51	3.73	8,032	1.79	(b)	0.09	(b)	1.96	(b)	(0.08	) (b)	36
10.55	4.35	189,540	0.64	(b)	1.29	(b)	0.81	(b)	1.12	(b)	36
10.55	4.11	13	1.14	(b)	0.72	(b)	1.31	(b)	0.55	(b)	36

10.15	1.50	6,665	1.08	(b)	1.45	(b)	8.03	(b)	(5.50	) (b)	—
10.15	1.50	340	1.82	(b)	0.84	(b)	8.77	(b)	(6.11	) (b)	—
10.15	1.50	268	1.83	(b)	0.70	(b)	8.78	(b)	(6.25	) (b)	—
10.16	1.60	53,396	0.66	(b)	1.97	(b)	7.61	(b)	(4.98	) (b)	—
10.16	1.60	2	1.16	(b)	2.17	(b)	8.11	(b)	(4.78	) (b)	—

The accompanying notes are an integral part of these financial statements.      73

 GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income from
		investment operations				Distributions to shareholders

	Net asset	Net
	value,	investment		Net realized	Total from	From net	From net
	beginning	income		and unrealized	investment	investment	realized	Total
	of period	(loss)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (Unaudited)

2003 - Class A Shares	$7.35	$(0.01	) (c)	$(0.97)	$(0.98)	$(0.05)	$—	$(0.05)
2003 - Class B Shares	7.24	(0.02	) (c)	(0.96)	(0.98)	— (d)	—	— (d)
2003 - Class C Shares	7.25	(0.02	) (c)	(0.96)	(0.98)	(0.01)	—	(0.01)
2003 - Institutional Shares	7.49	0.02	(c)	(0.99)	(0.97)	(0.10)	—	(0.10)
2003 - Service Shares	7.39	—	(c)(d)	(0.98)	(0.98)	(0.06)	—	(0.06)
FOR THE YEARS ENDED AUGUST 31,

2002 - Class A Shares	8.38	0.03	(c)	(1.06)	(1.03)	—	—	—
2002 - Class B Shares	8.29	(0.01	) (c)	(1.04)	(1.05)	—	—	—
2002 - Class C Shares	8.30	(0.01	) (c)	(1.04)	(1.05)	—	—	—
2002 - Institutional Shares	8.50	0.08	(c)	(1.07)	(0.99)	(0.02)	—	(0.02)
2002 - Service Shares	8.41	0.05	(c)	(1.07)	(1.02)	—	—	—

2001 - Class A Shares	11.32	—	(c)(d)	(2.35)	(2.35)	(0.04)	(0.55)	(0.59)
2001 - Class B Shares	11.22	(0.04	) (c)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Class C Shares	11.23	(0.04	) (c)	(2.34)	(2.38)	—	(0.55)	(0.55)
2001 - Institutional Shares	11.48	0.07	(c)	(2.39)	(2.32)	(0.11)	(0.55)	(0.66)
2001 - Service Shares	11.36	0.02	(c)	(2.36)	(2.34)	(0.06)	(0.55)	(0.61)

2000 - Class A Shares	10.87	0.02	(c)	0.74	0.76	(0.05)	(0.26)	(0.31)
2000 - Class B Shares	10.81	(0.04	) (c)	0.73	0.69	(0.02)	(0.26)	(0.28)
2000 - Class C Shares	10.82	(0.03	) (c)	0.72	0.69	(0.02)	(0.26)	(0.28)
2000 - Institutional Shares	11.00	0.09	(c)	0.75	0.84	(0.10)	(0.26)	(0.36)
2000 - Service Shares	10.93	0.05	(c)	0.73	0.78	(0.09)	(0.26)	(0.35)
FOR THE SEVEN-MONTH PERIOD ENDED AUGUST 31,

1999 - Class A Shares	9.98	0.05		0.84	0.89	—	—	—
1999 - Class B Shares	9.95	0.01		0.85	0.86	—	—	—
1999 - Class C Shares	9.96	0.01		0.85	0.86	—	—	—
1999 - Institutional Shares	10.06	0.09		0.85	0.94	—	—	—
1999 - Service Shares	10.02	0.01		0.90	0.91	—	—	—
FOR THE YEAR ENDED JANUARY 31,

1999 - Class A Shares	9.22	(0.01)		0.79	0.78	(0.02)	—	(0.02)
1999 - Class B Shares	9.21	—		0.74	0.74	—	—	—
1999 - Class C Shares	9.22	—		0.74	0.74	—	—	—
1999 - Institutional Shares	9.24	0.05		0.80	0.85	(0.03)	—	(0.03)
1999 - Service Shares	9.23	—		0.81	0.81	(0.02)	—	(0.02)
FOR THE PERIOD ENDED JANUARY 31,

1998 - Class A Shares (commenced August 15, 1997)	10.00	—		(0.78)	(0.78)	—	—	—
1998 - Class B Shares (commenced August 15, 1997)	10.00	(0.02)		(0.77)	(0.79)	—	—	—
1998 - Class C Shares (commenced August 15, 1997)	10.00	(0.02)		(0.76)	(0.78)	—	—	—
1998 - Institutional Shares (commenced August 15, 1997)	10.00	0.02		(0.76)	(0.74)	(0.02)	—	(0.02)
1998 - Service Shares (commenced August 15, 1997)	10.00	0.01		(0.78)	(0.77)	—	—	—

(a)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Annualized.
(c)	Calculated based on the average shares outstanding methodology.

(d)	Less than $.005 per share.

74     The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CORE INTERNATIONAL EQUITY FUND

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income (loss)		expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(a)	(in 000s)	net assets		net assets		net assets		net assets		rate

$6.32	(13.37)%	$64,404	1.67	%(b)	(0.15	)% (b)	1.84	%(b)	(0.32	)% (b)	50%
6.26	(13.51)	5,158	2.17	(b)	(0.63	)(b)	2.34	(b)	(0.80	)(b)	50
6.26	(13.57)	3,699	2.17	(b)	(0.59	)(b)	2.34	(b)	(0.76	)(b)	50
6.42	(13.05)	120,174	1.02	(b)	0.57	(b)	1.19	(b)	0.40	(b)	50
6.35	(13.30)	25	1.52	(b)	0.02	(b)	1.69	(b)	(0.15	)(b)	50

7.35	(12.29)	72,405	1.67		0.38		1.82		0.23		115
7.24	(12.67)	6,434	2.17		(0.07)		2.32		(0.22)		115
7.25	(12.65)	3,963	2.17		(0.07)		2.32		(0.22)		115
7.49	(11.68)	188,858	1.02		1.02		1.17		0.87		115
7.39	(12.13)	18	1.52		0.60		1.67		0.45		115

8.38	(21.50)	108,955	1.66		0.00		1.77		(0.11)		93
8.29	(21.93)	8,575	2.16		(0.47)		2.27		(0.58)		93
8.30	(21.91)	5,114	2.16		(0.44)		2.27		(0.55)		93
8.50	(21.02)	291,596	1.01		0.70		1.12		0.59		93
8.41	(21.37)	21	1.51		0.21		1.62		0.10		93

11.32	6.92	147,409	1.66		0.14		1.75		0.05		92
11.22	6.36	12,032	2.16		(0.36)		2.25		(0.45)		92
11.23	6.34	6,887	2.16		(0.34)		2.25		(0.43)		92
11.48	7.62	308,074	1.01		0.78		1.10		0.69		92
11.36	7.05	27	1.51		0.33		1.60		0.24		92

10.87	8.92	114,502	1.66	(b)	0.78	(b)	1.76	(b)	0.68	(b)	65
10.81	8.64	9,171	2.16	(b)	0.26	(b)	2.26	(b)	0.16	(b)	65
10.82	8.63	4,913	2.16	(b)	0.23	(b)	2.26	(b)	0.13	(b)	65
11.00	9.34	271,212	1.01	(b)	1.43	(b)	1.11	(b)	1.33	(b)	65
10.93	9.08	8	1.51	(b)	0.07	(b)	1.61	(b)	(0.03	)(b)	65

9.98	8.37	110,338	1.63		(0.11)		1.94		(0.42)		195
9.95	8.03	7,401	2.08		(0.03)		2.39		(0.34)		195
9.96	8.03	3,742	2.08		(0.04)		2.39		(0.35)		195
10.06	9.20	280,731	1.01		0.84		1.32		0.53		195
10.02	8.74	22	1.50		0.02		1.81		(0.29)		195

9.22	(7.66)	7,087	1.50	(b)	(0.27	)(b)	4.87	(b)	(3.90	)(b)	25
9.21	(7.90)	2,721	2.00	(b)	(0.72	)(b)	5.12	(b)	(3.84	)(b)	25
9.22	(7.80)	1,608	2.00	(b)	(0.73	)(b)	5.12	(b)	(3.85	)(b)	25
9.24	(7.45)	17,719	1.00	(b)	0.59	(b)	4.12	(b)	(2.53	)(b)	25
9.23	(7.70)	1	1.50	(b)	0.26	(b)	4.62	(b)	(2.86	)(b)	25

The accompanying notes are an integral part of these financial statements.      75

 GOLDMAN SACHS CORE EQUITY FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting of Shareholders of the Goldman Sachs Trust (the “Trust”) was held on December 16, 2002 (the “Meeting”) for the purpose of electing nine trustees of the Trust.

At the Meeting, Ashok N. Bakhru, Gary D. Black, Patrick T. Harker, James A. McNamara, Mary Patterson McPherson, Alan A. Shuch, Wilma J. Smelcer, Richard P. Strubel and Kaysie P. Uniacke were elected to the Trust’s Board of Trustees. In electing trustees, the Trust’s shareholders voted as follows:

Trustee	For	Against	Abstain	Broker Non-Votes

Ashok N. Bakhru	38,115,103,054	0	78,161,501	0

Gary D. Black	38,118,912,965	0	74,351,590	0

Patrick T. Harker	38,118,709,249	0	74,555,307	0

James A. McNamara	38,118,863,514	0	74,401,042	0

Mary Patterson McPherson	38,117,855,582	0	75,408,974	0

Alan A. Shuch	38,117,329,648	0	75,934,908	0

Wilma J. Smelcer	38,117,103,238	0	76,161,317	0

Richard P. Strubel	38,116,893,596	0	76,370,960	0

Kaysie P. Uniacke	38,116,693,245	0	76,571,311	0

0FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, **Goldman Sachs Asset Management, L.P.** and other units of the **Investment Management Division** of Goldman Sachs serve a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $329.6 billion in assets under management as of December 31, 2002 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.

THE GOLDMAN SACHS ADVANTAGE

Our goal is to deliver:

Strong, Consistent Investment Results

- Global Resources and Global Research
- Team Approach
- Disciplined Processes

Innovative, Value-Added Investment Products

- Thoughtful Solutions
- Risk Management

Outstanding Client Service

- Dedicated Service Teams
- Excellence and Integrity

GOLDMAN SACHS FUNDS

In building a globally diversified portfolio, you can select from more than 50 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.


INTERNATIONAL EQUITY
Higher Risk/Return
DOMESTIC EQUITY
ASSET ALLOCATION PORTFOLIOS
SPECIALTY
FIXED INCOME
MONEY MARKET
Lower Risk/Return

International Equity Funds

- Asia Growth Fund
- Emerging Markets Equity Fund
- International Growth Opportunities Fund
- Japanese Equity Fund
- European Equity Fund
- International Equity Fund
- CORE℠ International Equity Fund

Domestic Equity Funds

- Small Cap Value Fund
- CORE℠ Small Cap Equity Fund
- Mid Cap Value Fund
- Concentrated Growth Fund†
- Growth Opportunities Fund
- Research Select Fund℠
- Strategic Growth Fund
- Capital Growth Fund
- Large Cap Value Fund
- Growth and Income Fund
- CORE℠ Large Cap Growth Fund
- CORE℠ Large Cap Value Fund
- CORE℠ U.S. Equity Fund
- CORE℠ Tax-Managed Equity Fund

Specialty Funds

- Internet Tollkeeper Fund℠
- Real Estate Securities Fund

Asset Allocation Funds

- Balanced Fund
- Asset Allocation Portfolios

Fixed Income Funds

- High Yield Municipal Fund
- Global Income Fund
- High Yield Fund
- Core Fixed Income Fund
- Municipal Income Fund
- Government Income Fund
- Short Duration Tax-Free Fund
- Short Duration Government Fund
- Ultra-Short Duration Government Fund*
- Enhanced Income Fund

Money Market Funds[1]

[1] *An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.*

The Goldman Sachs Research Select Fund℠, Internet Tollkeeper Fund℠ and CORE℠ are service marks of Goldman, Sachs & Co.

* *Effective July 1, 2002 the Adjustable Rate Government Fund was renamed the Ultra-Short Duration Government Fund.*

† *The Goldman Sachs Concentrated Growth Fund was launched on September 3, 2002.*

GOLDMAN SACHS ASSET MANAGEMENT, L.P. 32 OLD SLIP, 17TH FLOOR, NEW YORK, NEW YORK 10005 TRUSTEES
Ashok N. Bakhru, Chairman Gary D. Black Patrick T. Harker James A. McNamara Mary Patterson McPherson Alan A. Shuch Wilma J. Smelcer Richard P. Strubel Kaysie P. Uniacke
GOLDMAN, SACHS & CO.
Distributor and Transfer Agent OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President James A. McNamara, Vice President John M.
Perlowski, Treasurer Howard B. Surloff, Secretary
GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser Visit our internet address: www.gs.com/funds
The reports concerning the Funds included in this shareholder report contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus for the Funds. Investors should read the Prospectus carefully before investing or sending money.
Emerging markets securities are volatile. They are subject to substantial currency fluctuations and sudden economic and political developments. At times, a Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
The stocks of smaller companies are often more volatile and present greater risks than stocks of larger companies. At times, a Fund may be unable to sell certain of its portfolio securities without a substantial drop in price, if at all.
CORE(SM) is a service mark of Goldman, Sachs & Co.
Goldman, Sachs & Co. is the distributor of the Funds.
Copyright 2003 Goldman, Sachs & Co. All rights reserved. Date of first use: April 29, 2003 / 03-509 CORESAR / 70.1K / 4-03

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended February 28, 2003.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	CONTROLS AND PROCEDURES.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	In the last 90 days, there have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 10.	EXHIBITS.

(a)	Not applicable to semi-annual reports for the period ended February 28, 2003.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	May 2, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kaysie P. Uniacke

Kaysie P. Uniacke
President/Principal Executive Officer of
Goldman Sachs Trust

Date:	May 2, 2003

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer of
Goldman Sachs Trust

Date:	May 2, 2003